Schedule of Investments (unaudited)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.8%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51
(Call 07/15/28)(a)	$200	$189,374
Series 2019-B9, Class A5, 4.02%, 03/15/52	50	46,531
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.04%, 11/10/52	340	295,413
Morgan Stanley Capital I Trust
Series 2019-H6, Class A4, 3.42%, 06/15/52
(Call 06/15/29)	110	99,020
Series 2021-L7, Class A5, 2.57%, 10/15/54 (Call 10/15/31)	500	408,113
UBS Commercial Mortgage Trust, Series 2018-C08,
Class A4, 3.98%, 02/15/51 (Call 02/15/28)	125	117,367
Wells Fargo Commercial Mortgage Trust
4.01%, 03/15/51 (Call 03/15/28)(a)	250	235,661
Series 2020-C56, Class A5, 2.45%, 06/15/53
(Call 04/15/30)	30	25,029
		1,416,508

Total Collaterized Mortgage Obligations — 0.8%
(Cost: $1,575,059)		1,416,508

Corporate Bonds & Notes

Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28
(Call 11/15/23)(b)(c)	11	9,223
Clear Channel Outdoor Holdings Inc., 7.50%, 06/01/29
(Call 06/01/24)(b)	13	9,202
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28
(Call 07/01/28)	15	14,449
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	5	4,197
4.00%, 02/15/30 (Call 02/15/25)	13	11,382
4.88%, 01/15/29 (Call 01/15/24)	3	2,785
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	5	4,219
2.60%, 08/01/31 (Call 05/01/31)	20	16,673
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	10	8,176
4.63%, 03/15/30 (Call 03/15/25)(b)	10	8,163
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(b)	13	11,221
		99,690
Aerospace & Defense — 0.3%
Boeing Co. (The)
3.20%, 03/01/29 (Call 12/01/28)	60	54,033
3.63%, 02/01/31 (Call 11/01/30)	50	45,240
5.15%, 05/01/30 (Call 02/01/30)	50	49,572
Bombardier Inc., 7.50%, 02/01/29 (Call 02/01/26)(b)	10	9,707
General Dynamics Corp., 3.63%, 04/01/30 (Call 01/01/30)	30	28,207
Howmet Aerospace Inc., 3.00%, 01/15/29 (Call 11/15/28)	15	13,176
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	10	8,785
4.40%, 06/15/28 (Call 03/15/28)	60	58,387
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	10	8,383
3.90%, 06/15/32 (Call 03/15/32)	5	4,720
Northrop Grumman Corp., 4.70%, 03/15/33 (Call 12/15/32)	50	49,118
Raytheon Technologies Corp.
2.38%, 03/15/32 (Call 12/15/31)	15	12,402
4.13%, 11/16/28 (Call 08/16/28)	75	72,616
Security	Par (000)	Value

Aerospace & Defense (continued)
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)	$7	$5,765
9.38%, 11/30/29 (Call 11/30/25)(b)	15	15,974
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	20	17,670
4.88%, 05/01/29 (Call 05/01/24)	10	8,887
6.75%, 08/15/28 (Call 02/15/25)(b)	30	30,050
		492,692
Agriculture — 0.2%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	25	19,576
3.40%, 05/06/30 (Call 02/06/30)	5	4,418
4.80%, 02/14/29 (Call 11/14/28)	25	24,450
Archer-Daniels-Midland Co., 3.25%, 03/27/30 (Call 12/27/29)	25	23,157
BAT Capital Corp.
3.46%, 09/06/29 (Call 06/06/29)	20	17,399
4.74%, 03/16/32 (Call 12/16/31)	20	18,309
4.91%, 04/02/30 (Call 01/02/30)	20	18,992
7.75%, 10/19/32 (Call 07/19/32)	10	10,939
Cargill Inc.
1.70%, 02/02/31 (Call 11/02/30)(b)	35	27,918
3.25%, 05/23/29 (Call 02/23/29)(b)	15	13,883
4.00%, 06/22/32 (Call 03/22/32)(b)	25	23,343
5.13%, 10/11/32 (Call 07/11/32)(b)	5	5,085
Darling Ingredients Inc., 6.00%, 06/15/30 (Call 06/15/25)(b)	10	9,839
Philip Morris International Inc.
2.10%, 05/01/30 (Call 02/01/30)	5	4,136
3.38%, 08/15/29 (Call 05/15/29)	25	22,732
5.13%, 02/15/30 (Call 12/15/29)	25	24,733
5.38%, 02/15/33 (Call 11/15/32)	20	19,883
5.63%, 11/17/29 (Call 09/17/29)	10	10,233
5.75%, 11/17/32 (Call 08/17/32)	50	51,244
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(b)	12	10,426
		360,695
Airlines — 0.1%
Air Canada Pass Through Trust, Series 2017-1, Class AA,
3.30%, 07/15/31(b)	11	10,172
American Airlines 2016-2 Pass Through Trust, Series 2016-2,
Class AA, 3.20%, 12/15/29	11	9,682
American Airlines 2017-2 Pass Through Trust, Series 2017-2,
Class AA, 3.35%, 04/15/31	22	19,547
American Airlines 2021-1 Pass Through Trust, Series B,
Class B, 3.95%, 01/11/32	2	1,655
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%,
04/20/29(b)	37	35,497
American Airlines Pass Through Trust, Series 2016-2,
Class A, 3.65%, 12/15/29	4	3,077
Delta Air Lines Inc., 3.75%, 10/28/29 (Call 07/28/29)(c)	5	4,469
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	25	24,118
United Airlines Inc., 4.63%, 04/15/29 (Call 10/15/28)(b)	25	22,600
United Airlines Pass Through Trust, Series 2016-2, Class AA,
2.88%, 04/07/30	3	3,126
VistaJet Malta Finance PLC/Vista Management Holding Inc.,
6.38%, 02/01/30 (Call 02/01/25)(b)	13	10,339
		144,282
Apparel — 0.0%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(b)	8	6,494
4.25%, 03/15/29 (Call 03/15/24)(b)(c)	3	2,590
Hanesbrands Inc., 9.00%, 02/15/31 (Call 02/15/26)(b)(c)	10	10,006
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(b)	5	4,187

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(b)(c)	$5	$4,131
Tapestry Inc., 3.05%, 03/15/32 (Call 12/15/31)	10	8,041
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)	30	24,755
Wolverine World Wide Inc., 4.00%, 08/15/29
(Call 08/15/24)(b)	10	7,972
		68,176
Auto Manufacturers — 0.4%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	12	10,097
5.88%, 06/01/29 (Call 06/01/24)(b)	4	3,873
BMW U.S. Capital LLC
3.70%, 04/01/32 (Call 01/01/32)(b)	10	9,227
4.15%, 04/09/30 (Call 01/09/30)(b)	25	24,153
Ford Holdings LLC, 9.30%, 03/01/30	2	2,244
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	33	25,082
6.10%, 08/19/32 (Call 05/19/32)	25	23,488
6.38%, 02/01/29	1	988
6.63%, 10/01/28(c)	3	3,059
7.45%, 07/16/31(c)	40	41,784
9.63%, 04/22/30 (Call 01/22/30)	3	3,423
Ford Motor Credit Co. LLC
2.90%, 02/10/29 (Call 12/10/28)	10	8,160
3.63%, 06/17/31 (Call 03/17/31)	8	6,459
4.00%, 11/13/30 (Call 08/13/30)	10	8,386
5.11%, 05/03/29 (Call 02/03/29)	10	9,154
7.35%, 03/06/30 (Call 01/06/30)	20	20,182
General Motors Co.
5.00%, 10/01/28 (Call 07/01/28)(c)	60	58,914
5.40%, 10/15/29 (Call 08/15/29)	15	14,680
5.60%, 10/15/32 (Call 07/15/32)(c)	30	28,897
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	10	7,808
3.60%, 06/21/30 (Call 03/21/30)	10	8,656
5.65%, 01/17/29 (Call 10/17/28)	45	44,496
6.40%, 01/09/33 (Call 10/09/32)(c)	5	5,092
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)	10	8,880
Hyundai Capital America
2.00%, 06/15/28 (Call 04/15/28)(b)	10	8,453
2.10%, 09/15/28 (Call 07/17/28)(b)	5	4,223
6.38%, 04/08/30 (Call 01/08/30)(b)	40	41,799
Jaguar Land Rover Automotive PLC, 5.50%, 07/15/29
(Call 07/15/24)(b)	3	2,569
Mercedes-Benz Finance North America LLC, 8.50%,
01/18/31	20	25,062
Nissan Motor Acceptance Co. LLC, 2.45%, 09/15/28
(Call 07/15/28)(b)	40	31,453
Nissan Motor Co. Ltd., 4.81%, 09/17/30 (Call 06/17/30)(b)	10	8,522
PM General Purchaser LLC, 9.50%, 10/01/28
(Call 10/01/23)(b)	10	9,390
Toyota Motor Corp., 2.76%, 07/02/29	14	12,733
Toyota Motor Credit Corp.
3.38%, 04/01/30	85	78,742
4.45%, 06/29/29	10	9,922
4.55%, 05/17/30	20	19,721
4.70%, 01/12/33	10	9,966
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(b)	3	2,596
		642,333
Auto Parts & Equipment — 0.1%
Adient Global Holdings, 8.25%, 04/15/31 (Call 04/15/26)(b)	15	14,984
Security	Par (000)	Value

Auto Parts & Equipment (continued)
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(c)	$12	$9,748
6.88%, 07/01/28 (Call 07/03/23)	5	4,482
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	5	4,028
4.50%, 02/15/32 (Call 02/15/27)	5	4,010
5.63%, 06/15/28 (Call 07/03/23)(c)	7	6,444
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29 (Call 10/15/24)(b)	8	6,021
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 (Call 04/15/29)(c)	9	8,103
5.25%, 04/30/31 (Call 01/30/31)(c)	5	4,393
5.25%, 07/15/31 (Call 04/15/31)	14	12,175
Lear Corp., 2.60%, 01/15/32 (Call 10/15/31)	25	19,426
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)	5	4,282
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29
(Call 02/01/24)(b)(c)	5	3,790
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)	5	4,551
Wheel Pros Inc., 6.50%, 05/15/29 (Call 05/15/24)(b)	3	1,358
		107,795
Banks — 3.7%
Banco Santander SA, 2.75%, 12/03/30	20	15,633
Bangkok Bank PCL/Hong Kong, 3.73%, 09/25/34
(Call 09/25/29), (5-year CMT + 1.900%)(a)(d)	200	170,092
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30),
(3-mo. SOFR + 1.432%)(a)	30	23,848
1.92%, 10/24/31 (Call 10/24/30),
(3-mo. SOFR + 1.432%)(a)	95	75,059
2.30%, 07/21/32 (Call 07/21/31),
(3-mo. SOFR + 1.432%)(a)	40	31,891
2.48%, 09/21/36 (Call 09/21/31),
(5-year CMT + 1.200%)(a)	45	34,110
2.50%, 02/13/31 (Call 02/13/30),
(3-mo. SOFR + 1.252%)(a)	40	33,550
2.57%, 10/20/32 (Call 10/20/31),
(3-mo. SOFR + 1.432%)(a)	60	48,710
2.59%, 04/29/31 (Call 04/29/30),
(3-mo. SOFR + 1.432%)(a)	40	33,588
2.69%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.432%)(a)	50	41,315
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. SOFR + 1.452%)(a)	10	8,626
2.97%, 02/04/33 (Call 02/04/32),
(3-mo. SOFR + 1.432%)(a)	45	37,493
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(a)	30	26,482
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(a)	65	60,382
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.572%)(a)	30	28,511
4.57%, 04/27/33 (Call 04/27/32),
(3-mo. SOFR + 1.432%)(a)	70	65,897
5.02%, 07/22/33 (Call 07/22/32),
(3-mo. SOFR + 1.432%)(a)	90	87,924
5.29%, 04/25/34	40	39,757
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(3-mo. SOFR + 1.432%)(a)	50	41,308
Bank of Montreal, 3.09%, 01/10/37 (Call 01/10/32),
(5-year CMT + 1.400%)(a)	30	23,692

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31 (Call 10/28/30)	$30	$23,687
2.50%, 01/26/32 (Call 10/26/31)	35	28,725
3.00%, 10/30/28 (Call 07/30/28)	10	9,103
3.30%, 08/23/29 (Call 05/23/29)	30	27,108
3.85%, 04/26/29 (Call 02/26/29)	10	9,496
4.60%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 1.755%)(a)	5	4,866
4.71%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.511%)(a)	30	29,178
4.97%, 04/26/34	20	19,886
5.83%, 10/25/33 (Call 10/25/32),
(1-day SOFR + 2.074%)(a)	20	21,007
Series J, 1.90%, 01/25/29 (Call 11/25/28)	15	12,705
Bank of Nova Scotia (The)
2.15%, 08/01/31	5	4,040
2.45%, 02/02/32	75	61,648
4.85%, 02/01/30	10	9,762
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	5	3,433
BNP Paribas SA, 2.16%, 09/15/29 (Call 09/15/28),
(1-day SOFR + 1.218%)(a)(b)	200	168,344
Canadian Imperial Bank of Commerce, 3.60%, 04/07/32 (Call 03/07/32)(c)	31	27,955
Citigroup Inc.
2.52%, 11/03/32 (Call 11/03/31),
(1-day SOFR + 1.177%)(a)	45	36,312
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(a)	35	28,733
2.57%, 06/03/31 (Call 06/03/30),
(1-day SOFR + 2.107%)(a)	100	83,787
2.67%, 01/29/31 (Call 01/29/30),
(1-day SOFR + 1.146%)(a)	75	63,739
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(a)	30	26,007
3.06%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.351%)(a)	60	50,370
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(a)	40	35,462
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(a)	55	51,014
4.13%, 07/25/28	25	23,474
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(a)	60	56,747
6.63%, 06/15/32	10	10,556
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	35	27,545
2.64%, 09/30/32 (Call 07/02/32)(c)	20	13,832
3.25%, 04/30/30 (Call 01/30/30)	35	28,550
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)(c)	40	32,167
Deutsche Bank AG/New York NY
3.55%, 09/18/31 (Call 09/18/30),
(1-day SOFR + 3.043%)(a)	150	124,758
3.73%, 01/14/32 (Call 10/14/30),
(1-day SOFR + 2.757%)(a)	10	7,495
3.74%, 01/07/33 (Call 10/07/31),
(1-day SOFR + 2.257%)(a)	10	7,263
5.88%, 07/08/31 (Call 04/08/30),
(1-day SOFR + 5.438%)(a)	5	4,366
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	25	26,463
Fifth Third Bancorp., 4.77%, 07/28/30 (Call 07/28/29),
(1-day SOFR + 2.127%)(a)	10	9,343
Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31),
(1-day SOFR + 1.090%)(a)	$40	$31,637
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(a)	35	28,167
2.60%, 02/07/30 (Call 11/07/29)	25	21,445
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(a)	55	45,355
2.65%, 10/21/32 (Call 10/21/31),
(1-day SOFR + 1.264%)(a)	65	53,254
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(a)	60	50,849
3.80%, 03/15/30 (Call 12/15/29)	25	23,176
6.13%, 02/15/33	10	10,665
HSBC Holdings PLC
2.80%, 05/24/32 (Call 05/24/31),
(1-day SOFR + 1.187%)(a)	270	219,232
6.25%, 03/09/34 (Call 03/09/33),
(1-day SOFR + 2.390%)(a)	200	205,824
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31),
(5-year CMT + 1.170%)(a)	20	13,911
2.55%, 02/04/30 (Call 11/04/29)	40	31,810
Intesa Sanpaolo SpA, 4.20%, 06/01/32 (Call 06/01/31),
(1-year CMT + 2.600%)(a)(b)	25	18,970
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30),
(3-mo. SOFR + 1.105%)(a)	40	31,590
2.07%, 06/01/29 (Call 06/01/28),
(1-day SOFR + 1.015%)(a)	60	51,874
2.52%, 04/22/31 (Call 04/22/30),
(1-day SOFR + 2.040%)(a)	60	50,984
2.55%, 11/08/32 (Call 11/08/31),
(1-day SOFR + 1.180%)(a)	70	57,392
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(a)	75	62,479
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(a)	25	21,681
2.96%, 05/13/31 (Call 05/13/30),
(3-mo. SOFR + 2.515%)(a)	80	68,365
2.96%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.260%)(a)	45	38,101
4.20%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.522%)(a)	35	33,518
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(a)	25	24,134
4.57%, 06/14/30 (Call 06/14/29),
(1-day SOFR + 1.750%)(a)	15	14,512
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(a)	75	71,740
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(a)	55	53,905
5.35%, 06/01/34	20	20,252
5.72%, 09/14/33 (Call 09/14/32),
(1-day SOFR + 2.580%)(a)	50	50,536
KeyCorp
2.55%, 10/01/29	65	49,987
4.79%, 06/01/33 (Call 06/01/32),
(1-day SOFR + 2.060%)(a)	5	4,323

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32
(Call 02/17/32)(b)	$15	$14,228
Kreditanstalt fuer Wiederaufbau, 1.75%, 09/14/29	10	8,864
Landwirtschaftliche Rentenbank, 0.88%, 09/03/30	50	40,596
Macquarie Group Ltd.
2.69%, 06/23/32 (Call 06/23/31),
(1-day SOFR + 1.440%)(a)(b)	25	19,948
5.03%, 01/15/30 (Call 01/15/29),
(3-mo. LIBOR US + 1.750%)(a)(b)	80	78,674
Mitsubishi UFJ Financial Group Inc.
3.74%, 03/07/29	70	65,248
4.05%, 09/11/28	60	57,518
5.48%, 02/22/31 (Call 02/22/30),
(1-year CMT + 1.530%)(a)	200	201,936
Mizuho Financial Group Inc.
2.56%, 09/13/31	20	15,806
5.67%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.400%)(a)	70	71,173
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(a)	45	34,967
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(a)	60	46,850
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(a)	50	39,850
2.48%, 09/16/36 (Call 09/16/31),
(1-day SOFR + 1.360%)(a)	50	37,745
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(a)	55	44,700
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(a)	35	29,941
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(a)	70	58,470
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(a)	30	27,145
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.628%)(a)	10	9,602
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(a)	25	24,148
5.95%, 01/19/38 (Call 01/19/33),
(5-year CMT + 2.430%)(a)	25	24,735
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(a)	20	21,435
7.25%, 04/01/32	50	57,532
National Australia Bank Ltd., 2.33%, 08/21/30(b)	20	15,632
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	40	33,000
3.15%, 05/03/29 (Call 02/03/29)	10	9,240
6.13%, 11/02/32 (Call 08/02/32)	15	15,738
PNC Financial Services Group Inc. (The) 2.31%, 04/23/32 (Call 04/23/31),
(1-day SOFR + 0.979%)(a)	15	12,120
2.55%, 01/22/30 (Call 10/24/29)	80	67,622
3.45%, 04/23/29 (Call 01/23/29)	50	45,707
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(a)	35	36,049
Regions Financial Corp., 1.80%, 08/12/28 (Call 06/12/28)	40	32,291
Royal Bank of Canada
2.30%, 11/03/31	80	65,284
5.00%, 05/02/33	20	19,664
Security	Par (000)	Value

Banks (continued)
Societe Generale SA, 3.00%, 01/22/30(b)	$20	$16,732
Standard Chartered PLC, 4.64%, 04/01/31 (Call 04/01/30),
(1-year CMT + 3.850%)(a)(b)	100	93,286
State Street Corp.
2.20%, 03/03/31	5	4,042
2.40%, 01/24/30	10	8,575
2.62%, 02/07/33 (Call 02/07/32),
(1-day SOFR + 1.002%)(a)	65	53,995
3.03%, 11/01/34 (Call 11/01/29),
(1-day SOFR + 1.490%)(a)	15	13,019
4.14%, 12/03/29 (Call 12/03/28),
(3-mo. LIBOR US + 1.030%)(a)	5	4,770
4.16%, 08/04/33 (Call 08/04/32),
(1-day SOFR + 1.726%)(a)	20	18,565
Sumitomo Mitsui Financial Group Inc.
2.14%, 09/23/30	25	19,997
3.04%, 07/16/29	40	35,344
3.94%, 07/19/28	25	23,576
4.31%, 10/16/28	15	14,359
Toronto-Dominion Bank (The)
2.00%, 09/10/31	35	27,791
2.45%, 01/12/32	10	8,154
3.20%, 03/10/32	20	17,276
4.46%, 06/08/32	30	28,363
Truist Financial Corp.
1.95%, 06/05/30 (Call 03/05/30)	5	4,010
3.88%, 03/19/29 (Call 02/16/29)	15	13,450
4.92%, 07/28/33 (Call 07/28/32),
(1-day SOFR + 2.240%)(a)	25	22,763
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(a)	15	14,329
6.12%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.300%)(a)	25	25,656
U.S. BanCorp.
1.38%, 07/22/30 (Call 04/22/30)	50	38,018
2.49%, 11/03/36 (Call 11/03/31), (5-year CMT + 0.950%)(a)	20	14,756
3.00%, 07/30/29 (Call 04/30/29)	25	21,322
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(a)	50	46,923
4.97%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.110%)(a)	25	22,660
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(a)	10	10,088
UBS Group AG
2.10%, 02/11/32 (Call 02/11/31),
(1-year CMT + 1.000%)(a)(b)	20	15,399
3.13%, 08/13/30 (Call 08/13/29),
(3-mo. LIBOR US + 1.468%)(a)(b)	200	171,234
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30),
(5-year CMT + 4.750%)(a)(b)	20	16,940
7.30%, 04/02/34 (Call 04/02/29),
(5-year USD ICE Swap + 4.914%)(a)(b)	20	18,984
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	25	21,789
Wells Fargo & Co.
2.57%, 02/11/31 (Call 02/11/30),
(1-day SOFR + 1.262%)(a)	35	29,549
2.88%, 10/30/30 (Call 10/30/29),
(3-mo. SOFR + 1.432%)(a)	95	82,175

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(a)	$75	$64,387
4.15%, 01/24/29 (Call 10/24/28)	45	42,656
4.48%, 04/04/31 (Call 04/04/30),
(1-day SOFR + 4.032%)(a)	15	14,271
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(a)	60	57,976
5.39%, 04/24/34	25	24,994
Westpac Banking Corp.
2.15%, 06/03/31	55	46,129
2.67%, 11/15/35 (Call 11/15/30), (5-year CMT + 1.750%)(a)	35	26,956
4.11%, 07/24/34 (Call 07/24/29),
(5-year CMT + 2.000%)(a)	51	45,145
5.41%, 08/10/33 (Call 08/10/32),
(1-year CMT + 2.680%)(a)	10	9,480
Wintrust Financial Corp., 4.85%, 06/06/29	15	13,350
		6,303,153
Beverages — 0.4%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	35	32,819
4.75%, 01/23/29 (Call 10/23/28)	65	65,473
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29 (Call 04/27/26)(d)	60	55,862
Coca-Cola Co. (The)
2.13%, 09/06/29	75	66,142
2.25%, 01/05/32	45	38,533
3.45%, 03/25/30	15	14,264
Constellation Brands Inc.
2.88%, 05/01/30 (Call 02/01/30)	10	8,722
3.15%, 08/01/29 (Call 05/01/29)	30	27,068
4.65%, 11/15/28 (Call 08/15/28)	25	24,746
4.90%, 05/01/33	20	19,648
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)	15	13,584
3.95%, 04/15/29 (Call 02/15/29)	70	66,855
4.05%, 04/15/32 (Call 01/15/32)	10	9,315
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	15	12,536
1.95%, 10/21/31 (Call 07/21/31)	30	24,965
2.63%, 07/29/29 (Call 04/29/29)	75	68,118
2.75%, 03/19/30 (Call 12/19/29)	60	54,270
4.45%, 02/15/33 (Call 11/15/32)(c)	10	10,091
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(b)	6	5,160
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(b)	11	9,320
		627,491
Biotechnology — 0.2%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	65	55,940
2.00%, 01/15/32 (Call 10/15/31)	45	35,740
2.45%, 02/21/30 (Call 11/21/29)	25	21,496
3.35%, 02/22/32 (Call 11/22/31)	10	8,849
5.25%, 03/02/30 (Call 01/02/30)	45	45,360
5.25%, 03/02/33 (Call 12/02/32)	50	50,165
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	30	25,115
CSL Finance PLC, 4.25%, 04/27/32 (Call 01/27/32)(b)	20	19,054
Emergent BioSolutions Inc., 3.88%, 08/15/28
(Call 08/15/23)(b)(c)	6	3,292
Gilead Sciences Inc., 1.65%, 10/01/30 (Call 07/01/30)	20	16,300
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(b)	10	8,478
Security	Par (000)	Value

Biotechnology (continued)
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30
(Call 06/15/30)	$50	$40,278
Royalty Pharma PLC, 2.15%, 09/02/31 (Call 06/02/31)	30	23,580
		353,647
Building Materials — 0.2%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	8	7,216
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	15	12,873
5.00%, 03/01/30 (Call 03/01/25)(b)	10	9,262
6.38%, 06/15/32 (Call 06/15/27)(b)	10	9,838
Camelot Return Merger Sub Inc., 8.75%, 08/01/28
(Call 08/01/24)(b)	10	9,463
Carrier Global Corp., 2.72%, 02/15/30 (Call 11/15/29)	15	12,923
Cornerstone Building Brands Inc., 6.13%, 01/15/29
(Call 09/15/23)(b)	5	3,708
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(b)(c)	5	3,675
Emerald Debt Merger Sub LLC, 6.63%, 12/15/30
(Call 06/15/26)(b)	20	19,840
Fortune Brands Home & Security Inc., 3.25%, 09/15/29
(Call 06/15/29)	25	21,818
Johnson Controls International PLC/Tyco Fire & Security
Finance SCA, 2.00%, 09/16/31 (Call 06/16/31)	55	44,335
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	3	2,626
Martin Marietta Materials Inc., 2.40%, 07/15/31
(Call 04/15/31)	10	8,176
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	15	11,901
2.00%, 02/15/31 (Call 11/15/30)	30	23,741
Masonite International Corp., 3.50%, 02/15/30
(Call 08/15/29)(b)(c)	5	4,220
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30
(Call 02/01/25)(b)	5	4,046
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(c)	10	8,992
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)	4	3,566
9.75%, 07/15/28 (Call 07/15/23)(b)(c)	2	1,901
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%,
04/15/30 (Call 04/15/25)(b)	7	5,913
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	25	23,393
PGT Innovations Inc., 4.38%, 10/01/29 (Call 08/01/24)(b)	7	6,388
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(b)	18	16,774
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(b)	13	10,142
4.38%, 07/15/30 (Call 07/15/25)(b)	27	22,893
Summit Materials LLC/Summit Materials Finance Corp.,
5.25%, 01/15/29 (Call 07/15/23)(b)	5	4,698
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	5	4,787
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	30	28,243
Victors Merger Corp., 6.38%, 05/15/29 (Call 05/15/24)(b)	5	3,183
		350,534
Chemicals — 0.5%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)	30	25,672
4.80%, 03/03/33 (Call 12/03/32)	10	10,177
Ashland LLC, 3.38%, 09/01/31 (Call 06/01/31)(b)	10	7,994
ASP Unifrax Holdings Inc.
5.25%, 09/30/28 (Call 09/30/24)(b)	11	8,288
7.50%, 09/30/29 (Call 09/30/24)(b)(c)	3	2,075
Avient Corp., 7.13%, 08/01/30 (Call 08/01/25)(b)	10	10,096

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(b)	$5	$4,286
Braskem Netherlands Finance BV, 7.25%, 02/13/33 (Call 11/13/32)(d)	200	192,962
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	5	4,642
Celanese U.S. Holdings LLC, 6.38%, 07/15/32 (Call 04/15/32)	35	35,439
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(b)	15	12,165
5.75%, 11/15/28 (Call 11/15/23)(b)	6	5,281
CNAC HK Finbridge Co. Ltd., 3.00%, 09/22/30(d)	200	170,026
Consolidated Energy Finance SA, 5.63%, 10/15/28 (Call 10/15/24)(b)	4	3,424
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(b)	5	4,352
Diamond BC BV, 4.63%, 10/01/29 (Call 10/01/24)(b)	5	5,021
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	20	16,593
4.80%, 11/30/28 (Call 08/30/28)	10	9,947
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)	40	39,768
Eastman Chemical Co., 5.75%, 03/08/33 (Call 12/08/32)	10	9,970
Ecolab Inc., 2.13%, 02/01/32 (Call 11/01/31)(c)	25	20,634
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	11	9,614
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(b)	10	7,829
HB Fuller Co., 4.25%, 10/15/28 (Call 10/15/23)	2	1,796
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	5	3,994
4.50%, 05/01/29 (Call 02/01/29)	20	18,217
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%,
07/01/28 (Call 07/01/23)(b)	5	4,358
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(b)	5	4,126
International Flavors & Fragrances Inc.
2.30%, 11/01/30 (Call 08/01/30)(b)	25	19,876
4.45%, 09/26/28 (Call 06/26/28)	5	4,729
Iris Holdings Inc., 10.00%, 12/15/28 (Call 06/15/25)(b)(c)	5	3,751
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (Call 10/15/24)(b)	8	6,829
Methanex Corp., 5.25%, 12/15/29 (Call 09/15/29)	10	9,096
Minerals Technologies Inc., 5.00%, 07/01/28
(Call 07/01/23)(b)	3	2,765
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30
(Call 01/27/25)(b)	5	4,510
Nutrien Ltd., 4.20%, 04/01/29 (Call 01/01/29)	10	9,521
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	5	4,575
5.63%, 08/01/29 (Call 08/01/24)(c)	10	9,584
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(b)	5	4,016
6.25%, 10/01/29 (Call 10/01/24)(b)	7	5,203
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	20	17,778
RPM International Inc., 2.95%, 01/15/32 (Call 10/15/31)	20	16,022
SCIH Salt Holdings Inc., 6.63%, 05/01/29 (Call 05/01/24)(b)(c)	10	8,290
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	10	8,019
2.95%, 08/15/29 (Call 05/15/29)	10	8,861
SPCM SA, 3.38%, 03/15/30 (Call 03/15/25)(b)	5	4,150
Trinseo Materials Operating SCA/Trinseo Materials
Finance Inc., 5.13%, 04/01/29 (Call 04/01/24)(b)	5	2,750
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(b)	18	14,612
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(b)	5	4,125
4.25%, 02/15/30 (Call 02/15/25)(b)	5	4,930
Security	Par (000)	Value

Chemicals (continued)
Vibrantz Technologies Inc., 9.00%, 02/15/30
(Call 02/15/25)(b)	$11	$8,275
WR Grace Holdings LLC
5.63%, 08/15/29 (Call 08/15/24)(b)	19	15,761
7.38%, 03/01/31 (Call 03/01/26)(b)	5	4,902
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(b)	21	19,817
YPF SA, 9.00%, 06/30/29 (Call 12/30/28)(d)(e)	25	20,894
		892,387
Coal — 0.0%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	5	4,133
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)(c)	10	9,172
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(b)	3	3,020
		16,325
Commercial Services — 0.5%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(b)	7	6,012
4.88%, 07/15/32(b)	15	12,778
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.00%, 06/01/29 (Call 06/01/24)(b)	12	8,879
Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl 4.63%, 06/01/28
(Call 06/01/24)(b)	30	24,809
AMN Healthcare Inc., 4.00%, 04/15/29 (Call 04/15/24)(b)	5	4,398
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(b)(c)	5	4,333
APX Group Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	11	9,408
Avis Budget Car Rental LLC/Avis Budget Finance Inc.,
5.38%, 03/01/29 (Call 03/01/24)(b)(c)	7	6,292
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)	20	17,155
Block Inc., 3.50%, 06/01/31 (Call 03/01/31)(c)	13	10,638
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(b)	3	2,437
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)	10	7,777
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	25	19,973
ERAC USA Finance LLC, 4.90%, 05/01/33 (Call 02/01/33)(b)	25	24,571
Garda World Security Corp.
6.00%, 06/01/29 (Call 06/01/24)(b)	5	3,979
7.75%, 02/15/28 (Call 02/15/25)(b)	5	5,007
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	5	4,446
3.75%, 10/01/30 (Call 10/01/25)(b)	16	14,045
4.50%, 07/01/28 (Call 07/03/23)(b)	6	5,647
GEO Group, Inc. (The), 10.50%, 06/30/28 (Call 06/30/23)	10	10,090
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	20	16,866
3.20%, 08/15/29 (Call 05/15/29)	20	17,454
4.45%, 06/01/28 (Call 03/01/28)	60	56,899
5.40%, 08/15/32 (Call 05/15/32)	5	4,870
Grand Canyon University, 5.13%, 10/01/28 (Call 08/01/28)	3	2,727
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)	35	27,116
Hertz Corp. (The), 5.00%, 12/01/29 (Call 12/01/24)(b)	18	14,448
Metis Merger Sub LLC, 6.50%, 05/15/29 (Call 05/15/24)(b)	10	8,393
Moody’s Corp.
4.25%, 02/01/29 (Call 11/01/28)	5	4,876
4.25%, 08/08/32 (Call 05/08/32)	15	14,382
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(b)	15	12,020
5.75%, 11/01/28 (Call 11/01/23)(b)(c)	17	12,158
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(b)	50	45,864
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	12	10,637
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	20	16,999

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
2.85%, 10/01/29 (Call 07/01/29)	$20	$17,810
4.40%, 06/01/32 (Call 03/01/32)	10	9,630
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29 (Call 06/15/24)(b)(c)	8	6,596
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (Call 11/15/24)(b)	9	4,742
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(b)	5	4,418
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	25	21,213
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	35	31,042
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(b)	5	4,417
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	25	22,015
2.90%, 03/01/32 (Call 12/01/31)	35	30,451
4.75%, 08/01/28 (Call 05/01/28)	20	20,154
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	10	8,329
4.00%, 05/15/31 (Call 05/15/26)	10	8,538
5.13%, 06/01/29 (Call 06/01/24)	15	14,244
Signal Parent Inc., 6.13%, 04/01/29 (Call 04/01/24)(b)	3	1,509
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29
(Call 06/01/24)(b)	5	3,987
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(b)	5	4,225
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	5	4,308
Triton Container International Ltd., 3.15%, 06/15/31
(Call 03/15/31)(b)	10	7,748
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	6	5,007
3.88%, 02/15/31 (Call 08/15/25)	18	15,452
4.00%, 07/15/30 (Call 07/15/25)	15	13,123
5.25%, 01/15/30 (Call 01/15/25)	5	4,739
6.00%, 12/15/29 (Call 12/15/25)(b)	50	49,989
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	10	9,582
Williams Scotsman International Inc., 4.63%, 08/15/28
(Call 08/15/23)(b)	5	4,572
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)(c)	5	3,032
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(b)	5	4,213
		803,468
Computers — 0.5%
Apple Inc.
1.40%, 08/05/28 (Call 06/05/28)	25	21,881
1.65%, 05/11/30 (Call 02/11/30)	25	21,281
1.70%, 08/05/31 (Call 05/05/31)	40	33,239
2.20%, 09/11/29 (Call 06/11/29)	20	17,844
3.25%, 08/08/29 (Call 06/08/29)	5	4,749
3.35%, 08/08/32 (Call 05/08/32)(c)	80	75,214
4.15%, 05/10/30 (Call 03/10/30)	20	19,983
4.30%, 05/10/33	20	20,055
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	15	13,449
4.00%, 07/01/29 (Call 07/01/24)(b)	30	26,533
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(b)	25	21,016
Conduent Business Services LLC/Conduent State & Local
Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(b)	9	7,351
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	6	5,222
Dell International LLC/EMC Corp.
5.75%, 02/01/33 (Call 11/01/32)	25	25,027
6.20%, 07/15/30 (Call 04/15/30)	25	26,020
DXC Technology Co., 2.38%, 09/15/28 (Call 07/15/28)	10	8,379
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)	5	4,039
3.40%, 06/17/30 (Call 03/17/30)	50	43,768
Security	Par (000)	Value

Computers (continued)
4.20%, 04/15/32 (Call 01/15/32)	$20	$17,887
5.50%, 01/15/33 (Call 10/15/32)	15	14,748
International Business Machines Corp., 1.95%, 05/15/30 (Call 02/15/30)	100	83,213
KBR Inc., 4.75%, 09/30/28 (Call 09/21/23)(b)	2	1,831
Kyndryl Holdings Inc., 3.15%, 10/15/31 (Call 07/15/31)	20	14,683
Leidos Inc., 2.30%, 02/15/31 (Call 11/15/30)	10	7,818
Lenovo Group Ltd., 3.42%, 11/02/30 (Call 08/02/30)(d)	200	167,694
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(b)	7	6,182
5.13%, 04/15/29 (Call 04/15/24)(b)	20	17,449
5.25%, 10/01/30 (Call 10/01/25)(b)	3	2,569
6.13%, 09/01/29 (Call 09/01/24)(b)	10	9,919
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)	25	21,176
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	5	4,319
4.13%, 01/15/31 (Call 10/15/30)	5	4,093
8.25%, 12/15/29 (Call 07/15/26)(b)	15	15,376
8.50%, 07/15/31 (Call 07/15/26)(b)	15	15,364
9.63%, 12/01/32 (Call 12/01/27)(b)	13	13,985
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/23)(b)	8	6,381
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	15	12,118
3.10%, 02/01/32 (Call 11/01/31)	10	7,507
		839,362
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.25%, 08/15/32 (Call 05/15/32)	10	9,230
4.60%, 03/01/33 (Call 12/01/32)	4	4,083
Coty Inc./HFC Prestige Products Inc./HFC Prestige
International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(b)	5	4,590
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	10	8,624
5.50%, 06/01/28 (Call 07/03/23)(b)	5	4,679
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29
(Call 09/01/29)	5	4,358
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)(b)	20	20,360
5.00%, 03/22/30 (Call 01/22/30)(b)	10	10,199
Procter & Gamble Co. (The)
2.30%, 02/01/32	50	43,805
3.00%, 03/25/30	40	37,249
Unilever Capital Corp., 1.75%, 08/12/31 (Call 05/12/31)	100	81,154
		228,331
Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29 (Call 11/15/24)(b)	5	4,273
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(b)	18	15,454
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(b)	7	5,908
Ritchie Bros Holdings Inc., 7.75%, 03/15/31 (Call 03/15/26)(b)	15	15,636
		41,271
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28 (Call 08/29/28)	150	130,041
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)	5	4,222
Air Lease Corp., 2.10%, 09/01/28 (Call 07/01/28)	70	57,850

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Ally Financial Inc.
6.70%, 02/14/33 (Call 11/16/32)	$10	$8,793
8.00%, 11/01/31	55	57,104
American Express Co.
4.05%, 05/03/29 (Call 03/03/29)	10	9,617
4.42%, 08/03/33 (Call 08/03/32),
(1-day SOFR + 1.760%)(a)	15	14,200
4.99%, 05/26/33 (Call 02/26/32),
(1-day SOFR + 2.255%)(a)	25	24,192
5.04%, 05/01/34	30	29,615
Ameriprise Financial Inc., 5.15%, 05/15/33 (Call 02/15/33)	10	9,949
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(b)	10	8,461
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)(b)	3	2,569
Armor Holdco Inc., 8.50%, 11/15/29 (Call 11/15/24)(b)	3	2,534
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/28 (Call 06/05/28)(b)	10	8,328
2.00%, 01/30/32 (Call 10/30/31)(b)	10	7,511
2.50%, 01/10/30 (Call 10/10/29)(b)	70	57,982
2.55%, 03/30/32 (Call 12/30/31)(b)	5	3,935
Blue Owl Finance LLC, 4.38%, 02/15/32 (Call 11/15/31)(b)	20	15,823
Brookfield Finance Inc.
4.35%, 04/15/30 (Call 01/15/30)	25	23,271
4.85%, 03/29/29 (Call 12/29/28)	25	24,119
Burford Capital Global Finance LLC, 6.88%, 04/15/30
(Call 04/15/25)(b)	5	4,627
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31),
(1-day SOFR + 1.337%)(a)	60	42,822
2.62%, 11/02/32 (Call 11/02/31),
(1-day SOFR + 1.265%)(a)	5	3,823
3.27%, 03/01/30 (Call 03/01/29),
(1-day SOFR + 1.790%)(a)	35	30,035
5.82%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 2.600%)(a)	25	24,279
Charles Schwab Corp. (The)
1.95%, 12/01/31 (Call 09/01/31)	40	30,519
2.90%, 03/03/32 (Call 12/03/31)	50	41,043
3.25%, 05/22/29 (Call 02/22/29)	10	8,855
4.00%, 02/01/29 (Call 11/01/28)	5	4,691
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	30	22,517
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	10	9,718
Cobra AcquisitionCo LLC, 6.38%, 11/01/29 (Call 11/01/24)(b)	8	4,788
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(b)	17	10,713
3.63%, 10/01/31 (Call 10/01/26)(b)	8	4,654
Credit Suisse USA Inc., 7.13%, 07/15/32	200	220,444
Curo Group Holdings Corp., 7.50%, 08/01/28
(Call 08/01/24)(b)	13	5,037
Discover Financial Services, 6.70%, 11/29/32 (Call 08/29/32)	35	36,295
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28 (Call 08/15/24)(b)	3	1,882
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/13/24)(b)	3	2,589
Intercontinental Exchange Inc.
2.10%, 06/15/30 (Call 03/15/30)	15	12,576
4.35%, 06/15/29 (Call 04/15/29)	20	19,682
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29
(Call 11/15/24)(b)	10	8,530
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28
(Call 08/15/24)(b)	10	8,147
Jefferies Financial Group Inc., 4.15%, 01/23/30	15	13,579
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	10	7,779
Security	Par (000)	Value

Diversified Financial Services (continued)
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
2.63%, 10/15/31 (Call 07/15/31)	$40	$31,129
Lazard Group LLC, 4.38%, 03/11/29 (Call 12/11/28)	55	50,724
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	10	8,793
4.38%, 05/15/31 (Call 05/15/26)(b)	3	2,610
Mastercard Inc.
2.95%, 06/01/29 (Call 03/01/29)	10	9,239
3.35%, 03/26/30 (Call 12/26/29)	40	37,571
4.85%, 03/09/33 (Call 12/09/32)	10	10,258
Midcap Financial Issuer Trust, 5.63%, 01/15/30 (Call 01/15/25)(b)	3	2,359
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	5	4,053
5.50%, 08/15/28 (Call 08/15/23)(b)	6	5,192
5.75%, 11/15/31 (Call 11/15/26)(b)	14	11,449
Navient Corp.
5.50%, 03/15/29 (Call 06/15/28)	10	8,274
9.38%, 07/25/30	25	23,995
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(b)	5	4,465
6.88%, 08/15/28 (Call 08/15/23)(b)	25	20,727
7.50%, 10/01/30 (Call 10/01/25)(b)	10	9,642
Nomura Holdings Inc., 5.61%, 07/06/29	100	98,794
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	20	19,060
OneMain Finance Corp.
3.88%, 09/15/28 (Call 09/15/24)	10	7,867
4.00%, 09/15/30 (Call 09/15/25)	21	15,497
5.38%, 11/15/29 (Call 05/15/29)	10	8,178
ORIX Corp., 5.20%, 09/13/32	25	25,436
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	5	4,021
5.75%, 09/15/31 (Call 09/15/26)(b)	10	8,056
Power Finance Corp. Ltd., 3.90%, 09/16/29(d)	200	181,726
PRA Group Inc., 5.00%, 10/01/29 (Call 10/01/24)(b)(c)	8	5,998
Raymond James Financial Inc., 4.65%, 04/01/30
(Call 01/01/30)	25	24,384
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/01/24)(b)	10	8,278
3.88%, 03/01/31 (Call 03/01/26)(b)	20	15,730
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	30	25,813
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	10	7,229
5.15%, 03/19/29 (Call 12/19/28)	40	35,397
7.25%, 02/02/33 (Call 11/02/32)	10	8,873
United Wholesale Mortgage LLC, 5.50%, 04/15/29
(Call 04/15/24)(b)	7	5,864
Visa Inc., 2.05%, 04/15/30 (Call 01/15/30)	35	30,227
Western Union Co. (The), 2.75%, 03/15/31 (Call 12/15/30)	15	11,901
		1,868,549
Electric — 1.3%
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)	10	8,011
Alliant Energy Finance LLC
3.60%, 03/01/32 (Call 12/01/31)(b)	25	21,951
4.25%, 06/15/28 (Call 03/15/28)(b)	10	9,603
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)	25	22,346
American Electric Power Co. Inc.
5.63%, 03/01/33 (Call 12/01/32)	8	8,161
5.95%, 11/01/32 (Call 08/01/32)	20	20,895
American Transmission Systems Inc., 2.65%, 01/15/32 (Call 10/15/31)(b)	13	10,789

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Appalachian Power Co., 4.50%, 08/01/32 (Call 05/01/32)	$25	$23,578
Arizona Public Service Co., 2.20%, 12/15/31 (Call 09/15/31)	25	19,680
Berkshire Hathaway Energy Co., 3.70%, 07/15/30
(Call 04/15/30)	50	47,126
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	20	17,378
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(b)	12	9,793
4.63%, 02/01/29 (Call 02/01/24)(b)	5	4,226
5.00%, 02/01/31 (Call 02/01/26)(b)	16	12,895
CenterPoint Energy Inc., 2.65%, 06/01/31 (Call 03/01/31)	25	20,966
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(b)	10	8,413
3.75%, 01/15/32 (Call 01/15/27)(b)	5	4,113
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30 (Call 08/15/30)(b)	10	9,546
Commonwealth Edison Co., 3.70%, 08/15/28 (Call 05/15/28)	5	4,777
Connecticut Light & Power Co. (The), Series A, 2.05%, 07/01/31 (Call 04/01/31)	15	12,314
Consolidated Edison Co. of New York Inc.
5.20%, 03/01/33 (Call 12/01/32)	10	10,154
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	25	22,775
Consumers Energy Co.
3.60%, 08/15/32 (Call 02/15/32)	15	13,644
3.80%, 11/15/28 (Call 08/15/28)	10	9,576
4.63%, 05/15/33 (Call 11/15/32)	30	29,565
Dominion Energy Inc.
4.25%, 06/01/28 (Call 03/01/28)	25	24,161
Series C, 3.38%, 04/01/30 (Call 01/01/30)	40	35,820
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)	13	11,547
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	5	4,282
5.20%, 04/01/33 (Call 01/01/33)	10	10,205
Series A, 3.00%, 03/01/32 (Call 12/01/31)	10	8,671
DTE Energy Co., Series C, 3.40%, 06/15/29 (Call 03/15/29)	12	10,896
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	15	13,113
Series A, 6.00%, 12/01/28	10	10,599
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	15	12,600
2.55%, 06/15/31 (Call 03/15/31)	25	20,689
4.50%, 08/15/32 (Call 05/15/32)	10	9,453
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	35	30,632
Duke Energy Ohio Inc., 5.25%, 04/01/33 (Call 01/01/33)	10	10,137
Duke Energy Progress LLC
3.40%, 04/01/32 (Call 01/01/32)	30	26,766
3.45%, 03/15/29 (Call 12/15/28)	11	10,220
3.70%, 09/01/28 (Call 06/01/28)	70	66,886
5.25%, 03/15/33 (Call 12/15/32)	10	10,208
Duquesne Light Holdings Inc., 2.78%, 01/07/32
(Call 10/07/31)(b)	10	7,861
Edison International, 6.95%, 11/15/29 (Call 09/15/29)	10	10,641
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	55	53,579
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia
SpA, 5.38%, 12/30/30 (Call 12/30/25)(b)	5	3,241
Entergy Arkansas LLC, 5.15%, 01/15/33 (Call 10/15/32)	10	10,101
Entergy Corp., 1.90%, 06/15/28 (Call 04/15/28)	25	21,522
Entergy Louisiana LLC, 2.35%, 06/15/32 (Call 03/15/32)	5	4,048
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	20	18,237
Entergy Texas Inc., 1.75%, 03/15/31 (Call 12/15/30)	75	59,559
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	15	13,243
Security	Par (000)	Value

Electric (continued)
Eversource Energy
5.13%, 05/15/33	$10	$9,895
Series O, 4.25%, 04/01/29 (Call 01/01/29)	10	9,650
Exelon Corp.
3.35%, 03/15/32 (Call 12/15/31)	20	17,449
4.05%, 04/15/30 (Call 01/15/30)	40	37,521
FirstEnergy Corp.
Series B, 2.25%, 09/01/30 (Call 06/01/30)	15	12,195
Series C, 7.38%, 11/15/31	10	11,522
FirstEnergy Transmission LLC, 2.87%, 09/15/28
(Call 07/15/28)(b)	5	4,474
Florida Power & Light Co., 5.10%, 04/01/33 (Call 01/01/33)	10	10,225
Georgia Power Co.
4.70%, 05/15/32 (Call 02/15/32)	18	17,529
Series B, 2.65%, 09/15/29 (Call 06/15/29)	15	13,059
Interstate Power & Light Co., 4.10%, 09/26/28 (Call 06/26/28)	25	23,956
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	10	9,031
ITC Holdings Corp., 2.95%, 05/14/30 (Call 02/14/30)(b)	10	8,648
Jersey Central Power & Light Co., 2.75%, 03/01/32
(Call 12/01/31)(b)	10	8,312
Leeward Renewable Energy Operations LLC, 4.25%,
07/01/29 (Call 07/01/24)(b)	8	7,075
Liberty Utilities Finance GP 1, 2.05%, 09/15/30
(Call 06/15/30)(b)	25	19,469
Massachusetts Electric Co., 1.73%, 11/24/30
(Call 08/24/30)(b)	5	3,894
Metropolitan Edison Co., 4.30%, 01/15/29 (Call 10/15/28)(b)	10	9,578
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	25	23,729
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)	5	3,833
2.40%, 03/15/30 (Call 12/15/29)	10	8,513
2.75%, 04/15/32 (Call 01/15/32)	10	8,397
3.90%, 11/01/28 (Call 08/01/28)	15	14,347
Series C, 8.00%, 03/01/32	10	11,864
New York State Electric & Gas Corp., 2.15%, 10/01/31
(Call 07/01/31)(b)	20	15,833
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	25	20,743
2.44%, 01/15/32 (Call 10/15/31)	5	4,073
2.75%, 11/01/29 (Call 08/01/29)	65	57,056
5.00%, 07/15/32 (Call 04/15/32)	55	54,416
Niagara Mohawk Power Corp., 4.28%, 12/15/28
(Call 09/15/28)(b)	20	18,923
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(b)	4	3,297
3.63%, 02/15/31 (Call 02/15/26)(b)	22	17,299
3.88%, 02/15/32 (Call 02/15/27)(b)	13	10,108
4.45%, 06/15/29 (Call 03/15/29)(b)	15	13,355
5.25%, 06/15/29 (Call 06/15/24)(b)	10	9,023
NSTAR Electric Co., 3.25%, 05/15/29 (Call 02/15/29)	10	9,302
Ohio Power Co., Series Q, 1.63%, 01/15/31 (Call 10/15/30)	5	3,962
Oklahoma Gas & Electric Co., 3.80%, 08/15/28
(Call 02/15/28)	5	4,776
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	35	31,043
3.70%, 11/15/28 (Call 08/15/28)	15	14,414
4.55%, 09/15/32 (Call 06/15/32)	20	19,599
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	15	11,833
4.55%, 07/01/30 (Call 01/01/30)	125	113,910
5.90%, 06/15/32 (Call 03/15/32)	5	4,890

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.15%, 01/15/33 (Call 10/15/32)	$5	$4,935
Pattern Energy Operations LP/Pattern Energy
Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	5	4,550
PG&E Corp.
5.00%, 07/01/28 (Call 07/03/23)(c)	7	6,442
5.25%, 07/01/30 (Call 07/01/25)(c)	18	16,282
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(b)	10	8,927
Progress Energy Inc., 7.75%, 03/01/31	25	28,440
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	25	20,251
3.70%, 06/15/28 (Call 12/15/27)	25	24,097
Public Service Co. of New Hampshire, Series V, 2.20%,
06/15/31 (Call 03/15/31)	10	8,348
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	20	16,225
3.20%, 05/15/29 (Call 02/15/29)	6	5,515
4.65%, 03/15/33 (Call 12/15/32)	10	9,888
Public Service Enterprise Group Inc., 2.45%, 11/15/31
(Call 08/15/31)	30	24,378
Sempra Energy, 3.70%, 04/01/29 (Call 02/01/29)	5	4,587
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	15	12,615
5.95%, 11/01/32 (Call 08/01/32)	20	21,184
Series A, 4.20%, 03/01/29 (Call 12/01/28)	10	9,613
Southern Co. (The)
5.70%, 10/15/32 (Call 04/15/32)	10	10,311
Series A, 3.70%, 04/30/30 (Call 01/30/30)	45	41,415
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28
(Call 06/15/28)	50	47,812
Talen Energy Supply LLC, 8.63%, 06/01/30(b)	20	20,357
TransAlta Corp., 7.75%, 11/15/29 (Call 11/15/25)	10	10,393
Union Electric Co., 2.15%, 03/15/32 (Call 12/15/31)	10	8,088
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	55	45,008
2.40%, 03/30/32 (Call 12/30/31)	25	20,512
5.00%, 04/01/33 (Call 01/01/33)	20	19,815
Vistra Operations Co. LLC
4.30%, 07/15/29 (Call 04/15/29)(b)	15	13,351
4.38%, 05/01/29 (Call 05/01/24)(b)	19	16,623
Wisconsin Electric Power Co., 1.70%, 06/15/28
(Call 04/15/28)	15	13,032
		2,146,206
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.00%, 12/21/28 (Call 10/21/28)	20	17,504
2.20%, 12/21/31 (Call 09/21/31)	25	20,742
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(b)	12	10,274
4.75%, 06/15/28 (Call 07/03/23)(b)	15	13,353
WESCO Distribution Inc., 7.25%, 06/15/28 (Call 07/03/23)(b)	20	20,411
		82,284
Electronics — 0.2%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	25	20,708
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32
(Call 04/01/32)	10	9,903
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	10	8,168
4.35%, 06/01/29 (Call 03/01/29)	5	4,921
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	3	2,578
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	25	24,141
Security	Par (000)	Value

Electronics (continued)
Honeywell International Inc.
1.75%, 09/01/31 (Call 06/01/31)	$45	$36,415
5.00%, 02/15/33 (Call 11/15/32)	10	10,290
II-VI Inc., 5.00%, 12/15/29 (Call 12/15/24)(b)(c)	12	10,669
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(b)	30	25,910
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	5	4,182
3.60%, 01/15/30 (Call 10/15/29)	5	4,461
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	25	22,024
Sensata Technologies BV, 4.00%, 04/15/29 (Call 04/15/24)(b)	17	15,158
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	16	13,563
4.38%, 02/15/30 (Call 11/15/29)(b)	10	8,959
TD SYNNEX Corp., 2.65%, 08/09/31 (Call 05/09/31)	10	7,713
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	25	24,675
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	10	8,517
Vontier Corp., 2.95%, 04/01/31 (Call 01/01/31)	32	25,232
		288,187
Energy - Alternate Sources — 0.0%
TerraForm Power Operating LLC, 4.75%, 01/15/30
(Call 01/15/25)(b)	12	10,785

Engineering & Construction — 0.0%
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	8	7,225
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	10	9,050
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)(c)	15	13,785
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (Call 06/01/24)(b)	3	2,481
7.50%, 04/15/32 (Call 04/15/27)(b)	7	5,931
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29
(Call 06/01/24)(b)(c)	3	2,380
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	15	13,857
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28 (Call 11/15/24)(b)	5	4,693
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(b)	3	2,591
4.13%, 02/15/32 (Call 10/15/26)(b)	5	4,212
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	3	2,752
Weekley Homes LLC/Weekley Finance Corp., 4.88%,
09/15/28 (Call 09/15/23)(b)	5	4,387
		73,344
Entertainment — 0.2%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29
(Call 02/15/25)(b)	12	8,421
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(b)(c)	10	8,949
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(b)(c)	15	12,935
7.00%, 02/15/30 (Call 02/15/26)(b)	25	25,084
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(b)	12	11,252
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(c)	5	4,612
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op, 6.50%, 10/01/28
(Call 10/01/23)	3	2,947
Churchill Downs Inc., 6.75%, 05/01/31(b)	10	9,865
Cinemark USA Inc., 5.25%, 07/15/28 (Call 07/15/24)(b)(c)	10	8,795
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(b)	3	2,660
International Game Technology PLC, 5.25%, 01/15/29
(Call 01/15/24)(b)	5	4,731
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(b)	14	12,249
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29
(Call 04/15/24)(b)	13	9,229

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Midwest Gaming Borrower LLC, 4.88%, 05/01/29
(Call 05/01/24)(b)	$6	$5,289
Penn National Gaming Inc., 4.13%, 07/01/29
(Call 07/01/24)(b)	3	2,422
Premier Entertainment Sub LLC/Premier Entertainment
Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(b)	10	7,096
5.88%, 09/01/31 (Call 09/01/26)(b)	11	7,555
Scientific Games Holdings LP/Scientific Games
U.S. FinCo Inc., 6.63%, 03/01/30 (Call 03/01/25)(b)	16	14,041
Scientific Games International Inc., 7.25%, 11/15/29
(Call 11/15/24)(b)	10	9,941
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29
(Call 08/15/24)(b)	16	14,350
Six Flags Entertainment Corp., 7.25%, 05/15/31
(Call 05/15/26)(b)	25	24,023
Warnermedia Holdings Inc.
4.05%, 03/15/29 (Call 01/15/29)	65	59,368
4.28%, 03/15/32 (Call 12/15/31)	35	30,593
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)	11	8,867
3.75%, 12/01/29 (Call 12/01/24)(b)	4	3,440
3.88%, 07/15/30 (Call 07/15/25)(b)	7	5,976
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(b)	15	13,425
7.13%, 02/15/31 (Call 11/15/30)(b)	10	9,991
		338,106
Environmental Control — 0.1%
Clean Harbors Inc., 6.38%, 02/01/31 (Call 02/01/26)(b)	10	10,022
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(b)	11	9,646
5.00%, 09/01/30 (Call 09/01/25)	3	2,586
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(b)	5	4,464
4.00%, 08/01/28 (Call 08/01/23)(b)	15	13,382
4.38%, 08/15/29 (Call 08/15/24)(b)	15	13,328
4.75%, 06/15/29 (Call 06/15/24)(b)	5	4,539
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(b)	5	4,330
5.88%, 06/30/29 (Call 06/30/24)(b)	13	9,897
Republic Services Inc., 1.75%, 02/15/32 (Call 11/15/31)	25	19,757
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(b)	9	7,955
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	15	12,136
3.50%, 05/01/29 (Call 02/01/29)	9	8,340
4.25%, 12/01/28 (Call 09/01/28)	15	14,593
Waste Management Inc.
2.00%, 06/01/29 (Call 04/01/29)	25	21,546
4.15%, 04/15/32 (Call 01/15/32)	25	24,009
		180,530
Food — 0.4%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.50%, 03/15/29 (Call 09/15/23)(b)	25	21,755
4.88%, 02/15/30 (Call 02/15/25)(b)	10	9,241
C&S Group Enterprises LLC, 5.00%, 12/15/28
(Call 12/15/23)(b)	3	2,357
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28 (Call 11/15/23)(b)	5	4,532
Conagra Brands Inc.
4.85%, 11/01/28 (Call 08/01/28)	45	44,358
Security	Par (000)	Value

Food (continued)
8.25%, 09/15/30	$10	$11,602
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)	30	26,775
Hershey Co. (The), 2.45%, 11/15/29 (Call 08/15/29)	5	4,420
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(b)	8	6,768
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 02/02/29 (Call 12/02/28)(b)	15	12,639
3.75%, 12/01/31 (Call 12/01/26)(b)	10	8,164
5.50%, 01/15/30 (Call 01/15/25)(b)	50	47,502
JM Smucker Co. (The), 2.13%, 03/15/32 (Call 12/15/31)	15	12,080
Kellogg Co., 2.10%, 06/01/30 (Call 03/01/30)	5	4,169
Kraft Heinz Foods Co.
4.25%, 03/01/31 (Call 12/01/30)	15	14,344
4.63%, 01/30/29 (Call 10/30/28)	2	1,989
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)	15	12,426
4.50%, 01/15/29 (Call 10/15/28)	5	4,910
7.50%, 04/01/31	10	11,502
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	17	15,178
4.38%, 01/31/32 (Call 01/31/27)(b)	7	6,218
Mars Inc.
1.63%, 07/16/32 (Call 04/16/32)(b)	10	7,706
3.20%, 04/01/30 (Call 01/01/30)(b)	5	4,557
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)	5	3,981
2.50%, 04/15/30 (Call 01/15/30)	15	12,806
Mondelez International Inc., 3.00%, 03/17/32 (Call 12/17/31)	25	21,872
Nestle Holdings Inc., 3.63%, 09/24/28 (Call 06/24/28)(b)	150	144,922
Performance Food Group Inc., 4.25%, 08/01/29
(Call 08/01/24)(b)	16	14,124
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	10	7,988
4.25%, 04/15/31 (Call 04/15/26)	15	12,856
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(b)	15	12,715
4.63%, 04/15/30 (Call 04/15/25)(b)	27	23,634
5.50%, 12/15/29 (Call 12/15/24)(b)	19	17,680
Safeway Inc., 7.25%, 02/01/31	3	3,047
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/09/23)(b)	3	2,843
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons
Pet Food Inc./Simmons Feed, 4.63%, 03/01/29
(Call 03/01/24)(b)	11	8,952
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	10	7,446
3.00%, 10/15/30 (Call 07/15/30)(b)	5	3,932
5.20%, 04/01/29 (Call 01/01/29)(b)	25	23,077
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	30	25,677
5.95%, 04/01/30 (Call 01/01/30)	10	10,525
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	5	4,305
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)	35	33,486
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(b)	5	4,503
4.75%, 02/15/29 (Call 02/15/24)(b)	11	10,052
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)	10	9,330
		714,945
Food Service — 0.0%
TKC Holdings Inc., 10.50%, 05/15/29 (Call 05/15/24)(b)(c)	10	6,726

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper — 0.1%
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(b)	$5	$4,354
Georgia-Pacific LLC, 2.30%, 04/30/30 (Call 01/30/30)(b)	15	12,801
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(b)	10	6,336
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(c)	12	9,600
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	5	4,251
3.13%, 01/15/32 (Call 10/15/31)(c)	40	31,726
3.75%, 01/15/31 (Call 10/15/30)	30	25,458
		94,526
Gas — 0.1%
Atmos Energy Corp., 1.50%, 01/15/31 (Call 10/15/30)	45	35,683
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	25	22,045
3.76%, 03/16/32 (Call 12/16/31)(b)	10	8,878
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)	30	23,516
3.60%, 05/01/30 (Call 02/01/30)	10	9,091
Sempra Global, 3.25%, 01/15/32 (Call 10/15/31)(b)	5	4,046
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	5	4,080
4.05%, 03/15/32 (Call 12/15/31)	35	31,540
		138,879
Hand & Machine Tools — 0.0%
Regal Rexnord Corp., 6.30%, 02/15/30 (Call 12/15/29)(b)	5	4,994
Stanley Black & Decker Inc., 3.00%, 05/15/32
(Call 02/15/32)(c)	25	20,875
Stanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29)	15	12,312
		38,181
Health Care - Products — 0.3%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(b)	8	6,992
4.63%, 07/15/28 (Call 07/15/23)(b)	21	19,451
Baxter International Inc.
2.27%, 12/01/28 (Call 10/01/28)	33	28,424
3.95%, 04/01/30 (Call 01/01/30)	15	13,857
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	15	13,118
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	15	13,341
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	25	24,603
Embecta Corp.
5.00%, 02/15/30 (Call 02/15/27)(b)	5	4,195
6.75%, 02/15/30 (Call 02/15/27)(b)	2	1,851
Garden Spinco Corp., 8.63%, 07/20/30 (Call 07/20/27)(b)	5	5,414
GE Healthcare Holding LLC, 5.91%, 11/22/32
(Call 08/22/32)(b)	150	156,618
Hologic Inc., 3.25%, 02/15/29 (Call 09/28/23)(b)	12	10,498
Medtronic Global Holdings SCA, 4.50%, 03/30/33
(Call 12/30/32)	10	9,862
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(b)	57	49,250
5.25%, 10/01/29 (Call 10/01/24)(b)(c)	33	28,353
Revvity Inc., 3.30%, 09/15/29 (Call 06/15/29)	30	26,838
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	15	12,073
Stryker Corp., 1.95%, 06/15/30 (Call 03/15/30)	5	4,160
Teleflex Inc., 4.25%, 06/01/28 (Call 07/03/23)(b)	7	6,466
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)	80	65,411
2.60%, 10/01/29 (Call 07/01/29)	5	4,448
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31
(Call 08/24/31)	5	4,178
		509,401
Security	Par (000)	Value

Health Care - Services — 0.8%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	$4	$3,682
5.50%, 07/01/28 (Call 07/03/23)(b)	5	4,754
Adventist Health System, 5.43%, 03/01/32 (Call 12/01/31)	5	4,951
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	3	2,568
Akumin Escrow Inc., 7.50%, 08/01/28 (Call 08/01/24)(b)	3	2,025
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)	30	25,859
Bon Secours Mercy Health Inc., 3.46%, 06/01/30
(Call 12/01/29)	15	13,534
Cano Health LLC, 6.25%, 10/01/28 (Call 10/01/24)(b)(c)	4	2,679
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(b)	6	4,883
3.50%, 04/01/30 (Call 04/01/25)(b)(c)	5	4,063
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	36	30,921
2.50%, 03/01/31 (Call 12/01/30)	41	32,809
2.63%, 08/01/31 (Call 05/01/31)	28	22,407
3.00%, 10/15/30 (Call 07/15/30)	26	21,747
3.38%, 02/15/30 (Call 02/15/25)	44	37,932
4.63%, 12/15/29 (Call 12/15/24)	70	64,878
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(b)(c)	4	3,516
4.00%, 03/15/31 (Call 03/15/26)(b)(c)	5	4,341
4.25%, 05/01/28 (Call 06/16/23)(b)	5	4,557
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(b)	13	9,338
5.25%, 05/15/30 (Call 05/15/25)(b)	36	27,044
6.00%, 01/15/29 (Call 01/15/24)(b)	9	7,258
6.13%, 04/01/30 (Call 04/01/25)(b)	20	10,919
6.88%, 04/15/29 (Call 04/15/24)(b)	23	12,986
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	21	16,651
4.63%, 06/01/30 (Call 06/01/25)(b)	35	30,025
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)	10	8,438
2.55%, 03/15/31 (Call 12/15/30)	10	8,474
2.88%, 09/15/29 (Call 06/15/29)	40	35,846
5.50%, 10/15/32 (Call 07/15/32)	65	67,274
Encompass Health Corp.
4.63%, 04/01/31 (Call 04/01/26)	10	8,730
4.75%, 02/01/30 (Call 02/01/25)	10	9,157
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	15	12,015
3.50%, 09/01/30 (Call 03/01/30)	30	26,478
3.63%, 03/15/32 (Call 12/15/31)(b)	5	4,350
4.13%, 06/15/29 (Call 03/15/29)	35	32,530
5.63%, 09/01/28 (Call 03/01/28)	70	70,559
5.88%, 02/01/29 (Call 08/01/28)	35	35,574
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(b)	5	4,452
Humana Inc.
2.15%, 02/03/32 (Call 11/03/31)	30	23,860
3.13%, 08/15/29 (Call 05/15/29)	30	26,827
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	5	4,257
2.95%, 12/01/29 (Call 09/01/29)	15	13,379
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(b)	10	4,880
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29
(Call 10/01/24)(b)	4	3,041
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	10	8,576

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.88%, 05/15/32 (Call 02/15/32)(b)	$8	$6,685
4.38%, 06/15/28 (Call 07/03/23)(b)	13	11,946
Pediatrix Medical Group Inc., 5.38%, 02/15/30
(Call 02/15/25)(b)(c)	3	2,773
Piedmont Healthcare Inc., 2.04%, 01/01/32 (Call 07/01/31)	5	3,962
Providence St Joseph Health Obligated Group, Series 19A,
2.53%, 10/01/29 (Call 07/01/29)	5	4,240
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	25	21,539
4.20%, 06/30/29 (Call 03/30/29)	5	4,872
Roche Holdings Inc., 1.93%, 12/13/28 (Call 10/13/28)(b)	200	175,728
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(b)	15	14,526
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)	20	17,959
4.38%, 01/15/30 (Call 12/01/24)	20	17,821
4.63%, 06/15/28 (Call 06/16/23)	5	4,655
6.13%, 10/01/28 (Call 10/01/23)	40	37,915
6.13%, 06/15/30 (Call 06/15/25)(b)	30	29,029
6.75%, 05/15/31(b)	20	19,981
6.88%, 11/15/31	3	2,920
UnitedHealth Group Inc.
2.00%, 05/15/30	10	8,487
2.88%, 08/15/29	30	27,206
3.88%, 12/15/28	35	33,916
4.20%, 05/15/32 (Call 02/15/32)	30	28,906
4.25%, 01/15/29 (Call 12/15/28)	20	19,710
4.50%, 04/15/33 (Call 01/15/33)	20	19,641
5.30%, 02/15/30 (Call 12/15/29)	30	31,060
5.35%, 02/15/33 (Call 11/15/32)	10	10,436
Universal Health Services Inc., 2.65%, 10/15/30
(Call 07/15/30)	20	16,200
		1,387,137
Holding Companies - Diversified — 0.2%
Ares Capital Corp.
2.88%, 06/15/28 (Call 04/15/28)	5	4,165
3.20%, 11/15/31 (Call 08/15/31)	25	19,005
Blackstone Private Credit Fund, 4.00%, 01/15/29
(Call 11/15/28)	10	8,442
Blackstone Secured Lending Fund, 2.85%, 09/30/28
(Call 07/30/28)	15	12,253
Compass Group Diversified Holdings LLC
5.00%, 01/15/32 (Call 01/15/27)(b)	3	2,429
5.25%, 04/15/29 (Call 04/15/24)(b)	17	15,006
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
4.38%, 02/01/29 (Call 08/01/28)	17	13,007
MDGH GMTN RSC Ltd., 3.38%, 03/28/32 (Call 12/28/31)(d)	200	181,862
Owl Rock Capital Corp., 2.88%, 06/11/28 (Call 04/11/28)	35	28,535
Prospect Capital Corp., 3.44%, 10/15/28 (Call 08/15/28)	5	3,811
		288,515
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (Call 08/01/24)(b)	10	8,414
4.63%, 04/01/30 (Call 04/01/25)(b)	3	2,489
Beazer Homes USA Inc., 7.25%, 10/15/29 (Call 10/15/24)	5	4,751
Brookfield Residential Properties Inc./Brookfield Residential
U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(b)	10	7,551
5.00%, 06/15/29 (Call 06/15/24)(b)	3	2,310
Century Communities Inc., 3.88%, 08/15/29 (Call 02/15/29)(b)	5	4,288
KB Home
4.00%, 06/15/31 (Call 12/15/30)	10	8,539
Security	Par (000)	Value

Home Builders (continued)
4.80%, 11/15/29 (Call 05/15/29)	$2	$1,822
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	3	2,466
M/I Homes Inc., 3.95%, 02/15/30 (Call 08/15/29)	5	4,339
Mattamy Group Corp., 4.63%, 03/01/30 (Call 03/01/25)(b)	8	6,887
MDC Holdings Inc., 3.85%, 01/15/30 (Call 07/15/29)	15	13,079
Meritage Homes Corp., 3.88%, 04/15/29 (Call 10/15/28)(b)	5	4,396
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	15	13,129
Shea Homes LP/Shea Homes Funding Corp., 4.75%,
04/01/29 (Call 04/01/24)	2	1,748
Taylor Morrison Communities Inc., 5.13%, 08/01/30
(Call 02/01/30)(b)	13	12,088
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(b)	6	4,911
Tri Pointe Homes Inc., 5.70%, 06/15/28 (Call 12/15/27)	3	2,889
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(b)	2	1,923
		108,019
Home Furnishings — 0.1%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	45	43,300
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(b)	17	13,598
4.00%, 04/15/29 (Call 04/15/24)(b)	8	6,806
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)	20	19,712
		83,416
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)(c)	5	4,214
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	25	19,639
4.88%, 12/06/28 (Call 09/06/28)	10	9,883
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	5	4,197
4.13%, 04/30/31 (Call 04/30/26)(b)	5	4,125
Church & Dwight Co. Inc., 5.60%, 11/15/32 (Call 08/15/32)	15	15,846
Kimberly-Clark Corp.
3.10%, 03/26/30 (Call 12/26/29)	20	18,352
3.20%, 04/25/29 (Call 01/25/29)	5	4,696
3.95%, 11/01/28 (Call 08/01/28)	35	34,237
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)	9	7,353
5.00%, 10/01/29 (Call 10/01/24)(b)	2	1,784
5.50%, 07/15/30 (Call 07/15/25)(b)	7	6,411
		130,737
Housewares — 0.0%
Newell Brands Inc., 6.63%, 09/15/29 (Call 06/15/29)(c)	10	9,483
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)	8	6,326
4.38%, 02/01/32 (Call 08/01/26)	4	3,198
4.50%, 10/15/29 (Call 10/15/24)	3	2,568
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (Call 10/01/24)(b)	10	5,966
		27,541
Insurance — 0.8%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	10	8,411
6.00%, 08/01/29 (Call 08/01/24)(b)	5	4,194
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
5.88%, 11/01/29 (Call 11/01/24)(b)	8	6,873
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)	30	26,693
5.13%, 03/27/33 (Call 12/27/32)	10	9,788
Americo Life Inc., 3.45%, 04/15/31(b)	35	27,063
AmFam Holdings Inc., 2.81%, 03/11/31 (Call 12/11/30)(b)	25	18,810
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	10	8,938

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	$45	$39,146
4.50%, 12/15/28 (Call 09/15/28)	10	9,823
Aon Corp./Aon Global Holdings PLC, 2.05%, 08/23/31
(Call 05/23/31)	25	20,075
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(b)	40	30,904
Assurant Inc., 2.65%, 01/15/32 (Call 10/15/31)	25	18,886
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31
(Call 03/15/31)	20	17,012
AssuredPartners Inc., 5.63%, 01/15/29 (Call 12/15/23)(b)	5	4,324
Athene Global Funding
1.99%, 08/19/28(b)	105	84,427
2.72%, 01/07/29(b)	10	8,258
AXASA, 8.60%, 12/15/30	15	18,020
AXIS Specialty Finance LLC, 4.90%, 01/15/40
(Call 01/15/30), (5-year CMT + 3.186%)(a)	15	11,944
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (Call 12/12/29)	5	4,278
2.88%, 03/15/32 (Call 12/15/31)	20	17,730
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)	25	23,565
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(b)	8	6,906
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	5	4,020
4.20%, 03/17/32 (Call 12/17/31)	15	13,581
Chubb INA Holdings Inc., 1.38%, 09/15/30 (Call 06/15/30)	25	19,922
CNA Financial Corp., 2.05%, 08/15/30 (Call 05/15/30)	15	12,144
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	10	9,456
Corebridge Financial Inc.
3.85%, 04/05/29	15	13,500
3.90%, 04/05/32	35	30,239
Doctors Co. An Interinsurance Exchange (The), 4.50%,
01/18/32 (Call 10/18/31)(b)	10	7,978
Empower Finance 2020 LP, 1.78%, 03/17/31
(Call 12/17/30)(b)	10	7,944
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	10	9,401
Equitable Holdings Inc., 5.59%, 01/11/33 (Call 10/11/32)	25	24,501
F&G Global Funding, 2.00%, 09/20/28(b)	20	16,746
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32	25	24,471
Fidelity National Financial Inc., 3.40%, 06/15/30
(Call 03/15/30)	5	4,330
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	15	11,494
4.00%, 05/15/30 (Call 02/15/30)	15	13,209
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	20	14,974
4.40%, 10/15/29 (Call 07/15/29)(b)	25	21,510
Globe Life Inc.
4.55%, 09/15/28 (Call 06/15/28)	5	4,862
4.80%, 06/15/32 (Call 03/15/32)	15	14,409
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29
(Call 05/19/29)	5	4,354
Hub International Ltd., 5.63%, 12/01/29 (Call 12/01/24)(b)	5	4,486
Jackson National Life Global Funding, 3.05%, 06/21/29(b)	50	42,795
Jones Deslauriers Insurance Management Inc., 10.50%,
12/15/30 (Call 12/15/25)(b)	5	5,005
Kemper Corp., 2.40%, 09/30/30 (Call 06/30/30)	35	27,630
Liberty Mutual Group Inc., 4.57%, 02/01/29(b)	30	28,528
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	35	28,829
3.40%, 01/15/31 (Call 10/15/30)(c)	15	12,366
3.40%, 03/01/32 (Call 12/01/31)	10	8,031
Security	Par (000)	Value

Insurance (continued)
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)	$25	$22,932
Marsh & McLennan Companies Inc.
4.38%, 03/15/29 (Call 12/15/28)	41	40,051
5.75%, 11/01/32 (Call 08/01/32)	10	10,568
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)	110	108,372
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	5	4,740
New York Life Global Funding, 4.55%, 01/28/33(b)	30	29,190
Northwestern Mutual Global Funding, 1.70%, 06/01/28(b)(c)	5	4,347
Ohio National Financial Services Inc., 6.80%, 01/24/30
(Call 10/24/29)(b)	10	9,345
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	5	4,652
Principal Financial Group Inc., 2.13%, 06/15/30
(Call 03/15/30)	30	24,368
Principal Life Global Funding II, 2.50%, 09/16/29(b)	5	4,291
Progressive Corp. (The), 3.00%, 03/15/32 (Call 12/15/31)	25	21,995
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	35	30,492
4.30%, 09/30/28 (Call 06/30/28)(b)	15	14,192
Prudential Financial Inc.
3.70%, 10/01/50 (Call 07/01/30),
(5-year CMT + 3.035%)(a)	35	29,655
6.00%, 09/01/52 (Call 06/01/32),
(5-year CMT + 3.234%)(a)	35	34,009
Prudential Funding Asia PLC, 3.13%, 04/14/30	45	40,048
Reinsurance Group of America Inc., 3.90%, 05/15/29
(Call 02/15/29)	25	23,144
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	20	19,993
Ryan Specialty Group LLC, 4.38%, 02/01/30
(Call 02/01/25)(b)(c)	8	7,104
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(b)	10	7,732
4.75%, 04/08/32 (Call 01/08/32)(b)	15	12,721
Stewart Information Services Corp., 3.60%, 11/15/31
(Call 08/15/31)	10	7,513
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	10	9,367
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	20	17,250
Wilton RE Ltd., 6.00%, (Call 10/22/30),
(5-year CMT + 5.266%)(a)(b)(f)	5	4,488
		1,409,342
Internet — 0.6%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 (Call 11/09/30)	20	16,431
Amazon.com Inc.
2.10%, 05/12/31 (Call 02/12/31)	100	84,550
3.45%, 04/13/29 (Call 02/13/29)	75	71,665
3.60%, 04/13/32 (Call 01/13/32)	50	46,880
4.65%, 12/01/29 (Call 10/01/29)	25	25,291
4.70%, 12/01/32 (Call 09/01/32)	25	25,345
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(b)(c)	10	8,150
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(b)	12	10,191
6.13%, 12/01/28 (Call 12/01/23)(b)(c)	5	4,325
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	35	34,778
Cablevision Lightpath LLC, 5.63%, 09/15/28
(Call 09/15/23)(b)	8	5,816
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(b)	3	2,781
eBay Inc., 2.70%, 03/11/30 (Call 12/11/29)	43	37,163
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(c)	17	14,231
3.25%, 02/15/30 (Call 11/15/29)	10	8,659
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 3.50%,
03/01/29 (Call 03/01/24)(b)	10	8,673

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(b)(c)	$10	$8,138
4.13%, 08/01/30 (Call 05/01/25)(b)	5	4,242
4.63%, 06/01/28 (Call 07/03/23)(b)	5	4,564
5.63%, 02/15/29 (Call 02/15/24)(b)(c)	3	2,824
Meta Platforms Inc.
3.85%, 08/15/32 (Call 05/15/32)	30	27,819
4.80%, 05/15/30	20	20,050
4.95%, 05/15/33	20	19,944
Netflix Inc.
4.88%, 06/15/30 (Call 03/15/30)(b)	17	16,702
5.38%, 11/15/29(b)	17	17,129
5.88%, 11/15/28	29	30,109
6.38%, 05/15/29	6	6,364
Newfold Digital Holdings Group Inc., 6.00%, 02/15/29 (Call 02/15/24)(b)	10	7,274
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc.,
10.75%, 06/01/28 (Call 06/01/23)(b)	2	1,791
NortonLifeLock Inc., 7.13%, 09/30/30 (Call 09/30/25)(b)(c)	5	4,996
Prosus NV, 3.06%, 07/13/31 (Call 04/13/31)(d)	200	152,578
Rakuten Group Inc., 6.25%, (Call 04/22/31),
(5-year CMT + 4.956%)(a)(b)(c)(f)	18	11,685
Tencent Holdings Ltd., 3.98%, 04/11/29 (Call 01/11/29)(d)	200	188,382
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(b)(c)	16	14,609
6.25%, 01/15/28 (Call 09/15/23)(b)	5	5,005
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	5	4,262
		953,396
Iron & Steel — 0.1%
Allegheny Technologies Inc.
4.88%, 10/01/29 (Call 10/01/24)	5	4,455
5.13%, 10/01/31 (Call 10/01/26)	5	4,404
ArcelorMittal SA, 6.80%, 11/29/32 (Call 08/29/32)	20	20,646
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29
(Call 09/15/23)(b)	5	4,963
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 07/15/23)	8	7,736
7.63%, 03/15/30 (Call 03/15/25)	2	2,012
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(b)	8	7,110
4.88%, 03/01/31 (Call 03/01/26)(b)(c)	5	4,276
6.75%, 04/15/30(b)	25	23,620
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	5	4,227
4.13%, 01/15/30 (Call 01/15/25)	3	2,658
4.38%, 03/15/32 (Call 03/15/27)	3	2,571
Mineral Resources Ltd., 8.50%, 05/01/30 (Call 05/01/25)(b)	15	15,047
Nucor Corp., 3.13%, 04/01/32 (Call 01/01/32)	5	4,348
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	10	8,900
TMS International Corp./DE, 6.25%, 04/15/29 (Call 04/06/24)(b)	3	2,370
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)	5	4,829
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)	70	61,920
		186,092
Leisure Time — 0.1%
Brunswick Corp., 4.40%, 09/15/32 (Call 06/15/32)	45	38,895
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(b)	30	26,177
6.00%, 05/01/29 (Call 11/01/24)(b)	30	24,918
10.50%, 06/01/30 (Call 06/01/25)(b)	12	12,042
Security	Par (000)	Value

Leisure Time (continued)
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(b)	$10	$7,648
NCL Corp. Ltd., 7.75%, 02/15/29 (Call 11/15/28)(b)	5	4,507
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(b)(c)	5	4,262
Royal Caribbean Cruises Ltd.
7.25%, 01/15/30 (Call 12/15/25)(b)	10	10,092
8.25%, 01/15/29 (Call 04/01/25)(b)	15	15,811
9.25%, 01/15/29 (Call 04/01/25)(b)	10	10,638
Viking Cruises Ltd., 7.00%, 02/15/29 (Call 02/15/24)(b)	4	3,539
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29
(Call 02/15/24)(b)	3	2,621
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	10	8,235
		169,385
Lodging — 0.2%
Boyd Gaming Corp., 4.75%, 06/15/31 (Call 06/15/26)(b)	17	15,116
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	26	21,555
3.75%, 05/01/29 (Call 05/01/24)(b)	6	5,294
4.00%, 05/01/31 (Call 05/01/26)(b)	18	15,517
4.88%, 01/15/30 (Call 01/15/25)	10	9,303
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand
Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	5	4,243
5.00%, 06/01/29 (Call 06/01/24)(b)	16	14,221
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	12	11,422
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	10	8,855
Marriott International Inc./MD, Series FF, 4.63%, 06/15/30
(Call 03/15/30)	42	40,262
Marriott Ownership Resorts Inc., 4.50%, 06/15/29
(Call 06/15/24)(b)	10	8,564
Melco Resorts Finance Ltd.
5.38%, 12/04/29 (Call 12/04/24)(b)	15	12,010
5.75%, 07/21/28 (Call 07/21/23)(b)	10	8,439
MGM Resorts International, 4.75%, 10/15/28 (Call 07/15/28)	6	5,464
Sands China Ltd.
3.35%, 03/08/29 (Call 01/08/29)	10	8,249
3.75%, 08/08/31 (Call 05/08/31)	10	8,001
4.88%, 06/18/30 (Call 03/18/30)	15	13,170
5.90%, 08/08/28 (Call 05/08/28)	25	23,655
Station Casinos LLC, 4.63%, 12/01/31 (Call 06/01/31)(b)(c)	10	8,319
Studio City Finance Ltd., 5.00%, 01/15/29 (Call 01/15/24)(b)	17	12,365
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(b)	7	5,938
4.63%, 03/01/30 (Call 12/01/29)(b)	3	2,544
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28
(Call 08/15/23)(b)(c)	5	4,604
Wynn Macau Ltd.
5.13%, 12/15/29 (Call 12/15/24)(b)	8	6,483
5.63%, 08/26/28 (Call 08/26/23)(b)	20	16,909
		290,502
Machinery — 0.2%
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28
(Call 12/15/23)(b)	3	2,688
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(b)	3	2,725
4.13%, 04/15/29 (Call 04/15/24)(b)	3	2,661
Caterpillar Inc., 2.60%, 04/09/30 (Call 01/09/30)	20	17,808
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(b)	20	20,207
9.50%, 01/01/31 (Call 01/01/26)(b)	10	10,458
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	30	27,470

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(b)	$10	$7,994
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	5	4,175
John Deere Capital Corp.
2.00%, 06/17/31	30	24,838
2.45%, 01/09/30	25	21,959
4.35%, 09/15/32	25	24,589
Mueller Water Products Inc., 4.00%, 06/15/29
(Call 06/15/24)(b)	5	4,497
OT Merger Corp., 7.88%, 10/15/29 (Call 10/15/24)(b)(c)	5	2,996
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	35	30,269
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	5	4,780
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(b)	10	8,604
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)	5	4,606
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(Call 07/15/23)(b)(c)	5	4,379
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(b)	11	9,849
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28
(Call 06/15/28)	40	38,941
Xylem Inc./NY, 2.25%, 01/30/31 (Call 10/30/30)	5	4,172
		280,665
Manufacturing — 0.1%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)	15	12,843
3.63%, 09/14/28 (Call 06/14/28)(c)	15	14,109
Amsted Industries Inc., 4.63%, 05/15/30 (Call 05/15/25)(b)	3	2,704
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	5	3,906
2.75%, 03/01/30 (Call 12/01/29)	40	33,953
Hillenbrand Inc., 3.75%, 03/01/31 (Call 03/01/26)	3	2,494
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(b)(c)	7	6,336
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	60	55,017
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	5	4,766
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	25	21,138
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	5	4,176
3.00%, 06/01/30 (Call 03/01/30)	25	22,019
		183,461
Media — 0.8%
Altice Financing SA, 5.75%, 08/15/29 (Call 08/15/24)(b)	25	19,145
AMC Networks Inc., 4.25%, 02/15/29 (Call 02/15/24)	15	8,550
Audacy Capital Corp., 6.75%, 03/31/29 (Call 03/31/24)(b)	5	135
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)(c)	7	5,489
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)	72	57,714
4.50%, 08/15/30 (Call 02/15/25)(b)	30	24,710
4.50%, 05/01/32 (Call 05/01/26)	25	19,640
4.75%, 03/01/30 (Call 09/01/24)(b)	42	35,441
4.75%, 02/01/32 (Call 02/01/27)(b)	15	12,039
5.38%, 06/01/29 (Call 06/01/24)(b)	21	18,872
6.38%, 09/01/29 (Call 09/01/25)(b)	15	13,990
7.38%, 03/01/31 (Call 03/01/26)(b)	20	19,110
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	10	8,293
5.05%, 03/30/29 (Call 12/30/28)	55	52,753
Comcast Corp.
3.40%, 04/01/30 (Call 01/01/30)	25	23,107
4.15%, 10/15/28 (Call 07/15/28)	35	34,141
4.25%, 10/15/30 (Call 07/15/30)	65	62,947
4.25%, 01/15/33	10	9,562
Security	Par (000)	Value

Media (continued)
4.65%, 02/15/33 (Call 11/15/32)	$40	$39,793
5.50%, 11/15/32 (Call 08/15/32)	30	31,442
Cox Communications Inc., 1.80%, 10/01/30 (Call 07/01/30)(b)	20	15,675
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(b)	10	6,835
4.13%, 12/01/30 (Call 12/01/25)(b)	10	6,938
4.50%, 11/15/31 (Call 11/15/26)(b)	20	13,897
4.63%, 12/01/30 (Call 12/01/25)(b)	25	10,766
5.00%, 11/15/31 (Call 11/15/26)(b)	3	1,301
5.75%, 01/15/30 (Call 01/15/25)(b)	65	28,537
6.50%, 02/01/29 (Call 02/01/24)(b)	18	14,259
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	35	30,401
4.13%, 05/15/29 (Call 02/15/29)	35	31,834
DISH DBS Corp.
5.75%, 12/01/28 (Call 12/01/27)(b)	33	23,935
7.38%, 07/01/28 (Call 07/01/23)	12	6,180
5.13%, 06/01/29	20	9,046
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	70	68,210
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(b)	5	4,226
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(b)	19	12,203
Gray Television Inc., 4.75%, 10/15/30 (Call 10/15/25)(b)	16	10,255
Grupo Televisa SAB, 8.50%, 03/11/32	20	23,780
LCPR Senior Secured Financing DAC, 5.13%, 07/15/29
(Call 07/15/24)(b)	10	8,287
Liberty Interactive LLC
8.25%, 02/01/30	5	1,781
8.50%, 07/15/29	2	741
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(b)	16	13,675
8.00%, 08/01/29 (Call 08/01/24)(b)	7	5,878
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(b)	17	14,933
5.13%, 02/15/32 (Call 02/15/27)(b)	10	9,125
Nexstar Media Inc., 4.75%, 11/01/28 (Call 11/01/23)(b)	12	10,133
Paramount Global
3.70%, 06/01/28 (Call 03/01/28)	55	48,723
4.20%, 06/01/29 (Call 03/01/29)	5	4,480
4.20%, 05/19/32 (Call 02/19/32)	5	4,184
4.95%, 01/15/31 (Call 10/15/30)	50	44,827
Radiate Holdco LLC/Radiate Finance Inc., 6.50%, 09/15/28
(Call 09/15/23)(b)	13	6,544
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	10	7,719
5.38%, 01/15/31 (Call 01/15/26)(b)(c)	5	3,491
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(b)	15	9,785
5.50%, 03/01/30 (Call 12/01/24)(b)(c)	5	2,898
Sirius XM Radio Inc.
3.88%, 09/01/31 (Call 09/01/26)(b)	21	15,592
4.00%, 07/15/28 (Call 07/15/24)(b)	24	20,107
4.13%, 07/01/30 (Call 07/01/25)(b)	26	20,347
5.50%, 07/01/29 (Call 07/01/24)(b)	15	13,101
TEGNA Inc.
4.63%, 03/15/28 (Call 07/03/23)	10	8,743
5.00%, 09/15/29 (Call 09/15/24)	13	11,153
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	10	11,521
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(b)(c)	11	9,231
7.38%, 06/30/30 (Call 06/30/25)(b)	15	13,950

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(b)	$30	$25,276
Videotron Ltd., 3.63%, 06/15/29 (Call 06/15/24)(b)	5	4,297
Virgin Media Finance PLC, 5.00%, 07/15/30
(Call 07/15/25)(b)	20	15,804
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(b)	10	8,300
5.50%, 05/15/29 (Call 05/15/24)(b)	20	17,983
Virgin Media Vendor Financing Notes IV DAC, 5.00%,
07/15/28 (Call 07/15/23)(b)	5	4,355
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)	20	15,942
Walt Disney Co. (The)
2.65%, 01/13/31	45	39,110
3.80%, 03/22/30	25	23,672
Warner Media LLC, 7.63%, 04/15/31	5	5,393
Ziggo Bond Co. BV, 5.13%, 02/28/30 (Call 02/15/25)(b)	9	6,873
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	10	8,327
		1,311,432
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 6.38%, 06/15/30
(Call 07/15/25)(b)	5	4,928
Roller Bearing Co of America Inc., 4.38%, 10/15/29
(Call 10/15/24)(b)	10	8,847
		13,775
Mining — 0.4%
BHP Billiton Finance USA Ltd., 4.90%, 02/28/33
(Call 11/28/32)	10	10,039
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(b)(c)	8	6,741
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(b)(c)	5	4,303
Corp. Nacional del Cobre de Chile, 3.75%, 01/15/31
(Call 10/15/30)(d)	200	181,644
FMG Resources August 2006 Pty Ltd., 4.38%, 04/01/31
(Call 01/01/31)(b)	21	17,749
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(b)	5	4,716
6.13%, 04/15/32 (Call 01/15/32)(b)	11	10,419
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)	20	18,328
4.63%, 08/01/30 (Call 08/01/25)	30	28,186
5.25%, 09/01/29 (Call 09/01/24)	35	34,305
Glencore Funding LLC, 2.50%, 09/01/30 (Call 06/01/30)(b)	85	69,741
Hudbay Minerals Inc., 6.13%, 04/01/29 (Call 04/01/24)(d)	10	9,053
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia
Persero PT, 6.53%, 11/15/28(d)	200	208,242
Kaiser Aluminum Corp., 4.50%, 06/01/31 (Call 06/01/26)(b)	15	11,805
Newcastle Coal Infrastructure Group Pty Ltd., 4.70%,
05/12/31 (Call 02/12/31)(b)	10	8,094
Newmont Corp.
2.60%, 07/15/32 (Call 04/15/32)	25	20,508
2.80%, 10/01/29 (Call 07/01/29)	10	8,716
Novelis Corp.
3.88%, 08/15/31 (Call 08/15/26)(b)	10	8,197
4.75%, 01/30/30 (Call 01/30/25)(b)	22	19,525
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	20	22,267
Rio Tinto Finance USA PLC, 5.00%, 03/09/33 (Call 12/09/32)	10	10,119
South32 Treasury Ltd., 4.35%, 04/14/32 (Call 01/14/32)(b)	25	21,978
		734,675
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	20	17,093
3.57%, 12/01/31 (Call 09/01/31)	10	8,349
Pitney Bowes Inc., 7.25%, 03/15/29 (Call 03/15/24)(b)	8	5,738
Security	Par (000)	Value

Office & Business Equipment (continued)
Xerox Holdings Corp., 5.50%, 08/15/28 (Call 07/15/28)(b)	$11	$9,350
		40,530
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(b)	5	3,901
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(c)	4	3,445
		7,346
Oil & Gas — 1.4%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(b)(c)	5	4,598
7.63%, 02/01/29 (Call 02/01/24)(b)	4	4,071
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(c)	5	4,488
4.38%, 10/15/28 (Call 07/15/28)	5	4,579
7.75%, 12/15/29	7	7,314
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(b)	3	2,640
8.25%, 12/31/28 (Call 02/01/24)(b)	2	1,933
Baytex Energy Corp., 8.50%, 04/30/30(b)	10	9,781
BP Capital Markets America Inc.
2.72%, 01/12/32 (Call 10/12/31)	20	17,052
3.63%, 04/06/30 (Call 01/06/30)	60	56,327
3.94%, 09/21/28 (Call 06/21/28)	25	24,242
4.81%, 02/13/33 (Call 11/13/32)	10	9,892
4.89%, 09/11/33 (Call 06/11/33)	20	19,869
Callon Petroleum Co.
7.50%, 06/15/30 (Call 06/15/25)(b)(c)	10	9,279
8.00%, 08/01/28 (Call 08/01/24)(b)(c)	5	4,885
Canadian Natural Resources Ltd., 7.20%, 01/15/32	5	5,470
Chesapeake Energy Corp.
5.88%, 02/01/29 (Call 02/05/24)(b)	5	4,710
6.75%, 04/15/29 (Call 04/15/24)(b)	12	11,739
Chevron Corp., 2.24%, 05/11/30 (Call 02/11/30)	30	26,244
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)	10	9,329
CNOOC Petroleum North America ULC, 7.88%, 03/15/32	100	121,175
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(b)	4	3,697
7.38%, 01/15/31 (Call 01/15/26)(b)	4	3,850
Colgate Energy Partners III LLC, 5.88%, 07/01/29
(Call 07/01/24)(b)	5	4,681
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(b)	9	7,532
6.75%, 03/01/29 (Call 03/01/24)(b)	25	21,803
ConocoPhillips Co., 6.95%, 04/15/29	70	77,958
Continental Resources Inc./OK
2.88%, 04/01/32 (Call 01/01/32)(b)	10	7,669
5.75%, 01/15/31 (Call 07/15/30)(b)	25	23,805
Coterra Energy Inc., 4.38%, 03/15/29 (Call 12/15/28)	20	18,854
CrownRock LP/CrownRock Finance Inc., 5.00%, 05/01/29
(Call 05/01/24)(b)	13	12,191
Devon Energy Corp., 4.50%, 01/15/30 (Call 01/15/25)	60	56,376
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	15	12,809
3.50%, 12/01/29 (Call 09/01/29)	35	31,625
Ecopetrol SA
4.63%, 11/02/31 (Call 08/02/31)	40	30,503
6.88%, 04/29/30 (Call 01/29/30)	55	49,215
8.88%, 01/13/33 (Call 10/13/32)	40	39,064
Energean Israel Finance Ltd., 5.88%, 03/30/31
(Call 09/30/30)(b)(d)	27	23,494

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
EQT Corp.
3.63%, 05/15/31 (Call 05/15/30)(b)(c)	$5	$4,262
5.00%, 01/15/29 (Call 07/15/28)	20	18,824
7.00%, 02/01/30 (Call 11/01/29)	55	57,195
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	55	47,940
3.63%, 09/10/28 (Call 06/10/28)	40	38,660
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	15	13,511
3.48%, 03/19/30 (Call 12/19/29)	60	56,600
Global Marine Inc., 7.00%, 06/01/28	2	1,606
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	10	8,123
Hess Corp.
7.30%, 08/15/31	15	16,467
7.88%, 10/01/29	15	16,689
HF Sinclair Corp., 4.50%, 10/01/30 (Call 07/01/30)	15	13,330
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(b)	10	9,011
6.00%, 04/15/30 (Call 04/15/25)(b)	5	4,518
6.00%, 02/01/31 (Call 02/01/26)(b)	15	13,347
6.25%, 11/01/28 (Call 11/01/23)(b)	10	9,382
6.25%, 04/15/32 (Call 05/15/27)(b)	5	4,486
Laredo Petroleum Inc., 7.75%, 07/31/29 (Call 07/31/24)(b)	3	2,542
Leviathan Bond Ltd., 6.75%, 06/30/30 (Call 12/30/29)(b)(d)	35	32,300
MEG Energy Corp., 5.88%, 02/01/29 (Call 02/01/24)(b)	5	4,721
Murphy Oil Corp.
6.38%, 07/15/28 (Call 07/15/24)	5	4,930
7.05%, 05/01/29	5	5,038
Noble Finance II LLC, 8.00%, 04/15/30 (Call 04/15/26)(b)	5	5,068
Occidental Petroleum Corp.
3.50%, 08/15/29 (Call 05/15/29)	13	11,307
6.13%, 01/01/31 (Call 07/01/30)	19	19,308
6.38%, 09/01/28 (Call 03/01/28)	5	5,145
6.63%, 09/01/30 (Call 03/01/30)	26	27,100
7.50%, 05/01/31	11	11,952
7.88%, 09/15/31	6	6,635
8.88%, 07/15/30 (Call 01/15/30)	8	9,192
Ovintiv Inc., 8.13%, 09/15/30	15	16,526
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)	6	5,214
4.63%, 05/01/30 (Call 05/01/25)(b)	16	13,842
Patterson-UTI Energy Inc., 5.15%, 11/15/29 (Call 08/15/29)	3	2,601
Petrobras Global Finance BV, 5.60%, 01/03/31
(Call 10/03/30)	60	57,304
Petroleos Mexicanos
5.95%, 01/28/31 (Call 10/28/30)	35	25,111
6.50%, 01/23/29	15	12,258
6.70%, 02/16/32 (Call 11/16/31)	150	112,326
6.84%, 01/23/30 (Call 10/23/29)	113	87,985
8.75%, 06/02/29 (Call 04/02/29)	10	8,867
Petronas Capital Ltd., 2.48%, 01/28/32 (Call 10/28/31)(d)	200	170,464
Phillips 66, 2.15%, 12/15/30 (Call 09/15/30)	55	44,899
Phillips 66 Co., 5.30%, 06/30/33 (Call 03/30/33)	10	9,940
Pioneer Natural Resources Co., 1.90%, 08/15/30
(Call 05/15/30)	55	44,710
Precision Drilling Corp., 6.88%, 01/15/29 (Call 01/15/25)(b)(c)	8	7,175
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(b)	5	4,528
8.25%, 01/15/29 (Call 01/15/24)	14	14,576
Rockcliff Energy II LLC, 5.50%, 10/15/29 (Call 10/15/24)(b)	10	9,184
Security	Par (000)	Value

Oil & Gas (continued)
Santos Finance Ltd., 3.65%, 04/29/31 (Call 01/29/31)(b)	$5	$4,160
Saudi Arabian Oil Co., 2.25%, 11/24/30 (Call 08/24/30)(d)	200	167,512
Shell International Finance BV, 3.88%, 11/13/28
(Call 08/13/28)	80	78,234
SM Energy Co., 6.50%, 07/15/28 (Call 07/15/24)	3	2,815
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)	18	15,575
5.38%, 02/01/29 (Call 02/01/24)	5	4,654
5.38%, 03/15/30 (Call 03/15/25)	14	12,876
8.38%, 09/15/28 (Call 09/15/23)	3	3,126
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	13	11,583
4.50%, 04/30/30 (Call 04/30/25)	11	9,641
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)(b)	8	7,311
Tosco Corp., 8.13%, 02/15/30	30	35,313
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	35	31,548
3.46%, 02/19/29 (Call 11/19/28)	25	23,567
TotalEnergies Capital SA, 3.88%, 10/11/28	4	3,901
Transocean Inc.
7.50%, 04/15/31	8	6,080
8.75%, 02/15/30 (Call 02/15/26)(b)	15	14,991
Valero Energy Corp., 2.80%, 12/01/31 (Call 09/01/31)	20	16,497
Vermilion Energy Inc., 6.88%, 05/01/30 (Call 05/01/25)(b)	8	7,279
Woodside Finance Ltd., 4.50%, 03/04/29 (Call 12/04/28)(b)	20	19,088
		2,387,193
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	5	4,483
4.49%, 05/01/30 (Call 02/01/30)	10	9,678
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)	25	22,126
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(b)	10	9,485
4.30%, 05/01/29 (Call 02/01/29)(b)	20	19,136
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	15	13,214
4.85%, 05/15/33	10	9,901
Valaris Ltd., 8.38%, 04/30/30 (Call 04/30/26)(b)	15	14,948
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(b)	5	4,954
8.63%, 04/30/30 (Call 10/30/24)(b)	20	20,100
		128,025
Packaging & Containers — 0.2%
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	30	25,019
2.69%, 05/25/31 (Call 02/25/31)	20	16,369
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal
Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(b)	5	4,277
4.00%, 09/01/29 (Call 05/15/24)(b)(c)	20	15,708
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	20	16,558
3.13%, 09/15/31 (Call 06/15/31)	12	9,886
6.00%, 06/15/29 (Call 05/15/26)	25	25,033
CCL Industries Inc., 3.05%, 06/01/30 (Call 03/01/30)(b)	10	8,484
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 08/15/23)(b)	12	10,674
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(b)	15	14,242
8.75%, 04/15/30 (Call 04/15/25)(b)	15	12,994
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(c)	9	8,587

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Graham Packaging Co. Inc., 7.13%, 08/15/28
(Call 08/15/23)(b)	$6	$5,089
Graphic Packaging International LLC
3.50%, 03/01/29 (Call 09/01/28)(b)	5	4,435
3.75%, 02/01/30 (Call 08/01/29)(b)	4	3,515
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd.
Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/23)(b)	10	8,340
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(b)	10	9,002
8.25%, 11/01/29 (Call 11/01/24)(b)	3	2,447
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(b)	3	2,710
Owens-Brockway Glass Container Inc., 7.25%, 05/15/31(b)	20	20,353
Packaging Corp. of America, 3.00%, 12/15/29 (Call 09/15/29)	20	17,689
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group
Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(b)	10	8,706
Sealed Air Corp., 5.00%, 04/15/29 (Call 04/15/25)(b)	3	2,800
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	20	17,434
Trident TPI Holdings Inc., 12.75%, 12/31/28 (Call 12/31/25)(b)	10	10,262
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	3	2,660
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)	10	9,754
		293,027
Pharmaceuticals — 0.8%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)	6	5,279
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)	85	77,176
4.25%, 11/14/28 (Call 08/14/28)	70	68,599
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(b)	7	5,393
5.13%, 03/01/30 (Call 03/01/25)(b)	9	7,001
6.13%, 08/01/28 (Call 08/01/23)(b)	3	2,523
AstraZeneca PLC, 1.38%, 08/06/30 (Call 05/06/30)	70	56,581
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(b)	26	15,716
5.25%, 01/30/30 (Call 01/30/25)(b)	10	4,350
5.25%, 02/15/31 (Call 02/15/26)(b)	15	6,375
6.25%, 02/15/29 (Call 02/15/24)(b)(c)	10	4,473
7.25%, 05/30/29 (Call 05/30/24)(b)(c)	5	2,224
11.00%, 09/30/28(b)	25	18,900
14.00%, 10/15/30 (Call 10/15/25)(b)	10	6,318
Becton Dickinson and Co., 1.96%, 02/11/31 (Call 11/11/30)	55	44,626
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(b)	11	11,137
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)	65	52,436
2.95%, 03/15/32 (Call 12/15/31)	15	13,256
3.40%, 07/26/29 (Call 04/26/29)	17	16,003
Cigna Group (The)
2.40%, 03/15/30 (Call 12/15/29)	60	51,078
4.38%, 10/15/28 (Call 07/15/28)	65	63,344
5.40%, 03/15/33 (Call 12/15/32)	10	10,194
CVS Health Corp.
1.88%, 02/28/31 (Call 11/28/30)	15	11,965
2.13%, 09/15/31 (Call 06/15/31)	35	28,124
3.25%, 08/15/29 (Call 05/15/29)	45	40,756
3.75%, 04/01/30 (Call 01/01/30)	15	13,814
5.00%, 01/30/29	20	20,041
5.25%, 01/30/31	20	20,066
5.25%, 02/21/33 (Call 11/21/32)	10	10,027
5.30%, 06/01/33	20	20,044
Elanco Animal Health Inc., 6.65%, 08/28/28 (Call 05/28/28)(c)	6	5,752
Security	Par (000)	Value

Pharmaceuticals (continued)
Eli Lilly & Co.
3.38%, 03/15/29 (Call 12/15/28)	$65	$61,749
4.70%, 02/27/33 (Call 11/27/32)	10	10,173
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29
(Call 03/01/29)	15	14,164
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%,
06/01/29 (Call 06/01/24)(b)	10	6,900
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	20	17,888
Johnson & Johnson, 1.30%, 09/01/30 (Call 06/01/30)	30	24,793
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
11.50%, 12/15/28 (Call 06/15/27)(b)	15	11,161
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)	15	12,321
1.90%, 12/10/28 (Call 10/10/28)	60	52,822
2.15%, 12/10/31 (Call 09/10/31)	40	33,498
3.40%, 03/07/29 (Call 12/07/28)	30	28,593
4.30%, 05/17/30	20	19,742
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(b)	5	4,326
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%,
04/30/31 (Call 04/30/26)(b)	25	21,211
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(b)(c)	9	7,381
6.63%, 04/01/30 (Call 04/01/25)(b)(c)	10	8,994
Perrigo Finance Unlimited Co., 4.40%, 06/15/30 (Call 03/15/30)	10	8,703
Pfizer Inc.
2.63%, 04/01/30 (Call 01/01/30)	60	53,363
3.45%, 03/15/29 (Call 12/15/28)	50	47,652
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33
(Call 02/19/33)	55	55,217
Prestige Brands Inc., 3.75%, 04/01/31 (Call 04/01/26)(b)	7	5,772
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)	15	12,039
Zoetis Inc.
3.90%, 08/20/28 (Call 05/20/28)	24	23,180
5.60%, 11/16/32 (Call 08/16/32)	10	10,542
		1,265,755
Pipelines — 0.7%
Antero Midstream Partners LP/Antero Midstream Finance
Corp., 5.38%, 06/15/29 (Call 06/15/24)(b)	10	9,192
Boardwalk Pipelines LP
3.60%, 09/01/32 (Call 06/01/32)	25	21,364
4.80%, 05/03/29 (Call 02/03/29)	5	4,845
Cameron LNG LLC, 2.90%, 07/15/31 (Call 04/15/31)(b)	20	17,404
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29
(Call 05/18/29)	25	22,819
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	39	36,658
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	10	8,185
4.00%, 03/01/31 (Call 03/01/26)	21	18,490
4.50%, 10/01/29 (Call 10/01/24)	11	10,137
CNX Midstream Partners LP, 4.75%, 04/15/30
(Call 04/15/25)(b)	13	10,816
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31
(Call 06/15/26)(b)	20	17,877
Crestwood Midstream Partners LP/Crestwood Midstream
Finance Corp.
6.00%, 02/01/29 (Call 02/01/24)(b)	7	6,480
7.38%, 02/01/31 (Call 02/01/26)(b)	10	9,820
8.00%, 04/01/29 (Call 04/01/24)(b)	5	5,027
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	3	2,513
5.13%, 05/15/29 (Call 02/15/29)	15	14,606

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
8.13%, 08/16/30	$2	$2,236
Delek Logistics Partners LP/Delek Logistics Finance Corp.,
7.13%, 06/01/28 (Call 06/01/24)(b)	3	2,773
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(b)	13	11,290
4.38%, 06/15/31 (Call 06/15/26)(b)	17	14,309
El Paso Natural Gas Co. LLC, 3.50%, 02/15/32
(Call 11/15/31)(b)	55	46,642
Enbridge Inc.
3.13%, 11/15/29 (Call 08/15/29)	25	22,380
5.70%, 03/08/33 (Call 12/08/32)	35	35,584
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	25	22,636
4.95%, 06/15/28 (Call 03/15/28)	50	48,853
5.25%, 04/15/29 (Call 01/15/29)	25	24,675
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	7	6,652
6.50%, 09/01/30 (Call 03/01/30)(b)	10	9,940
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	65	57,186
4.15%, 10/16/28 (Call 07/16/28)	15	14,497
EQM Midstream Partners LP
4.50%, 01/15/29 (Call 07/15/28)(b)	17	14,880
4.75%, 01/15/31 (Call 07/15/30)(b)	20	17,161
5.50%, 07/15/28 (Call 04/15/28)	17	15,946
7.50%, 06/01/30 (Call 12/01/29)(b)	10	10,052
Genesis Energy LP/Genesis Energy Finance Corp., 8.88%,
04/15/30 (Call 04/15/26)	10	9,840
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29
(Call 01/15/24)	5	4,600
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(b)	6	5,735
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(b)	15	13,000
5.50%, 10/15/30 (Call 10/15/25)(b)	5	4,568
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(b)	14	11,168
Kinder Morgan Inc., 4.80%, 02/01/33 (Call 11/01/32)	10	9,439
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(b)	15	14,214
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29
(Call 01/01/29)(b)	5	4,640
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	30	25,124
4.80%, 02/15/29 (Call 11/15/28)	9	8,774
4.95%, 09/01/32 (Call 06/01/32)	10	9,586
5.00%, 03/01/33 (Call 12/01/32)	25	24,019
NuStar Logistics LP, 6.38%, 10/01/30 (Call 04/01/30)	10	9,625
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	15	13,255
4.55%, 07/15/28 (Call 04/15/28)	30	28,877
6.10%, 11/15/32 (Call 08/15/32)	25	25,363
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	5	4,430
3.80%, 09/15/30 (Call 06/15/30)	25	22,201
Rockies Express Pipeline LLC
4.80%, 05/15/30 (Call 02/15/30)(b)	8	6,936
4.95%, 07/15/29 (Call 04/15/29)(b)	6	5,372
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30
(Call 11/15/29)	15	14,189
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30 (Call 12/31/25)(b)	10	8,679
6.00%, 09/01/31 (Call 09/01/26)(b)	5	4,279
Security	Par (000)	Value

Pipelines (continued)
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	$5	$4,292
4.88%, 02/01/31 (Call 02/01/26)	25	23,033
5.50%, 03/01/30 (Call 03/01/25)	15	14,430
6.13%, 03/15/33 (Call 12/15/32)	25	25,325
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(b)	5	4,294
7.00%, 10/15/28	15	16,052
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	15	12,104
4.10%, 04/15/30 (Call 01/15/30)	25	23,219
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30
(Call 02/15/30)	20	17,831
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30 (Call 10/15/29)(b)	20	19,865
3.88%, 08/15/29 (Call 02/15/29)(b)	19	16,575
4.13%, 08/15/31 (Call 02/15/31)(b)	15	12,910
Venture Global LNG Inc., 8.38%, 06/01/31 (Call 06/01/26)(b)	45	45,250
Western Midstream Operating LP
4.30%, 02/01/30 (Call 11/01/29)	20	17,839
4.75%, 08/15/28 (Call 05/15/28)	10	9,458
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	10	8,270
4.65%, 08/15/32 (Call 05/15/32)	55	52,031
		1,204,616
Private Equity — 0.0%
Apollo Management Holdings LP, 4.87%, 02/15/29
(Call 11/15/28)(b)	5	4,814
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29
(Call 06/19/29)(b)	5	4,452
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29
(Call 04/01/29)(b)	5	4,589
		13,855
Real Estate — 0.0%
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	5	4,085
4.38%, 02/01/31 (Call 02/01/26)(b)	10	7,980
5.38%, 08/01/28 (Call 08/01/23)(b)	8	7,127
Hunt Companies Inc., 5.25%, 04/15/29 (Call 04/15/24)(b)	10	7,662
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	11	8,669
4.75%, 02/01/30 (Call 09/01/24)	5	3,769
5.00%, 03/01/31 (Call 03/01/26)	12	8,958
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(b)	12	8,339
5.75%, 01/15/29 (Call 01/15/24)(b)	12	8,681
		65,270
Real Estate Investment Trusts — 1.1%
Agree LP, 4.80%, 10/01/32 (Call 07/01/32)	15	14,027
Alexandria Real Estate Equities Inc.
3.38%, 08/15/31 (Call 05/15/31)	30	25,915
4.70%, 07/01/30 (Call 04/01/30)	5	4,768
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	15	11,757
American Homes 4 Rent LP, 3.63%, 04/15/32 (Call 01/15/32)	30	25,936
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	5	3,962
2.10%, 06/15/30 (Call 03/15/30)	90	73,147
2.30%, 09/15/31 (Call 06/15/31)	20	15,965
2.70%, 04/15/31 (Call 01/15/31)	15	12,483
2.90%, 01/15/30 (Call 10/15/29)	5	4,339

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.80%, 08/15/29 (Call 05/15/29)	$5	$4,610
5.65%, 03/15/33 (Call 12/15/32)	10	10,165
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29
(Call 06/15/24)(b)	6	4,560
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	25	18,382
2.90%, 03/15/30 (Call 12/15/29)	15	11,915
3.25%, 01/30/31 (Call 10/30/30)	25	20,007
4.50%, 12/01/28 (Call 09/01/28)	15	13,437
Brandywine Operating Partnership LP, 4.55%, 10/01/29
(Call 07/01/29)	10	6,806
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)	15	11,703
4.05%, 07/01/30 (Call 04/01/30)	25	22,566
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	10	7,251
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	5	4,796
Corporate Office Properties LP, 2.00%, 01/15/29
(Call 11/15/28)	15	11,491
Crown Castle International Corp.
2.25%, 01/15/31 (Call 10/15/30)	25	20,460
2.50%, 07/15/31 (Call 04/15/31)	30	24,771
3.10%, 11/15/29 (Call 08/15/29)	5	4,419
CTR Partnership LP/CareTrust Capital Corp., 3.88%,
06/30/28 (Call 03/30/28)(b)	3	2,589
CubeSmart LP, 2.50%, 02/15/32 (Call 11/15/31)	50	39,798
Digital Realty Trust LP, 3.60%, 07/01/29 (Call 04/01/29)(c)	25	21,763
Diversified Healthcare Trust, 4.38%, 03/01/31 (Call 09/01/30)	5	3,581
EPR Properties, 3.60%, 11/15/31 (Call 08/15/31)	25	19,110
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	30	24,284
3.20%, 11/18/29 (Call 08/18/29)	15	13,174
3.90%, 04/15/32 (Call 01/15/32)	25	22,437
ERP Operating LP, 3.00%, 07/01/29 (Call 04/01/29)	70	62,441
Essex Portfolio LP
2.65%, 03/15/32 (Call 12/15/31)	5	4,028
3.00%, 01/15/30 (Call 10/15/29)	5	4,303
4.00%, 03/01/29 (Call 12/01/28)	25	23,407
Extra Space Storage LP, 2.35%, 03/15/32 (Call 12/15/31)	5	3,919
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	25	20,257
4.00%, 01/15/31 (Call 10/15/30)	30	25,782
5.30%, 01/15/29 (Call 10/15/28)	10	9,559
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%,
09/15/30(b)(c)	8	6,024
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30
(Call 11/15/29)	15	12,865
Healthpeak Properties Inc.
2.13%, 12/01/28 (Call 10/01/28)	10	8,475
3.00%, 01/15/30 (Call 10/15/29)	15	13,084
Healthpeak Properties Interim Inc., 5.25%, 12/15/32
(Call 09/15/32)	10	9,761
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	10	7,237
3.05%, 02/15/30 (Call 11/15/29)	15	11,576
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/15/29)	30	25,511
Series I, 3.50%, 09/15/30 (Call 06/15/30)	5	4,233
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	15	9,612
4.65%, 04/01/29 (Call 01/01/29)	10	7,141
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31
(Call 05/15/31)	$30	$22,854
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	13	11,074
4.88%, 09/15/29 (Call 09/15/24)(b)	7	6,257
5.00%, 07/15/28 (Call 07/15/23)(b)	9	8,252
5.25%, 07/15/30 (Call 07/15/25)(b)	14	12,531
5.63%, 07/15/32 (Call 07/15/26)(b)	25	22,281
7.00%, 02/15/29(b)	25	24,917
Iron Mountain Information Management Services Inc., 5.00%,
07/15/32 (Call 07/15/27)(b)	10	8,542
Kilroy Realty LP
3.05%, 02/15/30 (Call 11/15/29)	30	22,873
4.25%, 08/15/29 (Call 05/15/29)	5	4,243
Kimco Realty Corp., 3.20%, 04/01/32 (Call 01/01/32)	25	20,808
Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 06/15/29 (Call 06/15/24)(b)	10	7,818
Life Storage LP, 2.40%, 10/15/31 (Call 07/15/31)	30	23,878
Mid-America Apartments LP, 3.95%, 03/15/29 (Call 12/15/28)	50	47,872
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	15	10,125
4.63%, 08/01/29 (Call 08/01/24)(c)	16	11,970
National Health Investors Inc., 3.00%, 02/01/31
(Call 11/01/30)	15	10,928
Necessity Retail REIT Inc./American Finance Operating
Partner LP (The), 4.50%, 09/30/28 (Call 06/30/28)(b)	5	3,718
Office Properties Income Trust, 3.45%, 10/15/31
(Call 07/15/31)(c)	10	4,777
Omega Healthcare Investors Inc., 3.38%, 02/01/31
(Call 11/01/30)	10	7,896
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(b)	11	9,512
5.88%, 10/01/28 (Call 10/01/23)(b)	10	9,142
Phillips Edison Grocery Center Operating Partnership I LP,
2.63%, 11/15/31 (Call 08/15/31)	10	7,508
Physicians Realty LP, 2.63%, 11/01/31 (Call 08/01/31)	5	3,903
Piedmont Operating Partnership LP, 3.15%, 08/15/30
(Call 05/15/30)	20	14,744
Prologis LP
2.25%, 01/15/32 (Call 10/15/31)	80	65,042
4.00%, 09/15/28 (Call 06/15/28)	5	4,850
4.75%, 06/15/33 (Call 03/15/33)	10	9,778
Public Storage, 2.30%, 05/01/31 (Call 02/01/31)	15	12,559
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	10	8,182
Realty Income Corp.
4.90%, 07/15/33 (Call 04/15/33)	20	19,215
5.63%, 10/13/32 (Call 07/13/32)	35	35,681
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	5	4,358
3.70%, 06/15/30 (Call 03/15/30)	15	13,496
Rexford Industrial Realty LP, 2.13%, 12/01/30 (Call 09/01/30)	10	7,973
RHP Hotel Properties LP/RHP Finance Corp., 4.50%,
02/15/29 (Call 02/15/24)(b)	5	4,420
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(b)	10	8,377
Sabra Health Care LP, 3.20%, 12/01/31 (Call 09/01/31)	10	7,382
Safehold Operating Partnership LP, 2.80%, 06/15/31
(Call 03/15/31)	10	7,815
SBA Communications Corp., 3.13%, 02/01/29 (Call 02/01/24)	16	13,519
Scentre Group Trust 1/Scentre Group Trust 2, 4.38%,
05/28/30 (Call 02/28/30)(b)	60	56,452

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Service Properties Trust
4.38%, 02/15/30 (Call 08/15/29)	$8	$5,808
4.95%, 10/01/29 (Call 07/01/29)	4	3,030
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	50	42,678
2.65%, 02/01/32 (Call 12/01/31)	15	12,199
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	30	25,500
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	15	10,313
2.75%, 11/18/30 (Call 08/18/30)	5	3,633
4.63%, 03/15/29 (Call 12/15/28)	5	4,304
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	10	8,481
2.70%, 07/15/31 (Call 04/15/31)	20	15,749
4.20%, 04/15/32 (Call 01/15/32)	10	8,738
5.70%, 01/15/33 (Call 10/15/32)	5	4,870
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	25	21,224
4.40%, 01/26/29 (Call 10/26/28)	5	4,764
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC,
6.00%, 01/15/30 (Call 01/15/25)(b)(c)	8	4,905
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	5	3,992
6.50%, 02/15/29 (Call 02/15/24)(b)(c)	15	9,599
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	25	21,458
4.40%, 01/15/29 (Call 10/15/28)	10	9,421
VICI Properties LP
4.95%, 02/15/30 (Call 12/15/29)	5	4,669
5.13%, 05/15/32 (Call 02/15/32)	30	27,988
VICI Properties LP/VICI Note Co. Inc.
3.88%, 02/15/29 (Call 11/15/28)(b)	10	8,857
4.13%, 08/15/30 (Call 02/15/25)(b)	10	8,800
4.63%, 12/01/29 (Call 12/01/24)(b)	35	31,941
Vornado Realty LP, 3.40%, 06/01/31 (Call 03/01/31)	5	3,440
WEA Finance LLC, 3.50%, 06/15/29 (Call 03/15/29)(b)	25	20,563
Welltower Inc., 3.85%, 06/15/32 (Call 03/15/32)	15	13,182
Welltower OP LLC
3.10%, 01/15/30 (Call 10/15/29)	50	43,396
4.13%, 03/15/29 (Call 12/15/28)	5	4,653
Weyerhaeuser Co., 4.00%, 04/15/30 (Call 01/15/30)	35	32,367
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(b)	5	4,282
		1,847,915
Retail — 0.7%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)	7	6,202
4.00%, 10/15/30 (Call 10/15/25)(b)	41	35,255
7-Eleven Inc., 1.80%, 02/10/31 (Call 11/10/30)(b)	15	11,886
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)	10	8,960
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(b)	5	3,929
Asbury Automotive Group Inc.
4.63%, 11/15/29 (Call 11/15/24)(b)(c)	11	9,709
4.75%, 03/01/30 (Call 03/01/25)	3	2,637
5.00%, 02/15/32 (Call 11/15/26)(b)	10	8,584
At Home Group Inc.
4.88%, 07/15/28 (Call 07/15/23)(b)	2	1,140
7.13%, 07/15/29 (Call 07/15/24)(b)	10	9,530
AutoNation Inc., 2.40%, 08/01/31 (Call 05/01/31)	25	19,008
Security	Par (000)	Value

Retail (continued)
AutoZone Inc.
4.00%, 04/15/30 (Call 01/15/30)	$25	$23,311
4.75%, 02/01/33 (Call 11/01/32)	30	29,111
Bath & Body Works Inc.
6.63%, 10/01/30 (Call 10/01/25)(b)	15	14,310
7.50%, 06/15/29 (Call 06/15/24)	15	15,171
Beacon Roofing Supply Inc., 4.13%, 05/15/29
(Call 05/15/24)(b)	8	6,932
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	15	14,647
Bloomin’ Brands Inc./OSI Restaurant Partners LLC, 5.13%,
04/15/29 (Call 04/15/24)(b)(c)	3	2,695
BlueLinx Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(b)	7	5,984
Carrols Restaurant Group Inc., 5.88%, 07/01/29
(Call 07/01/24)(b)	3	2,501
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(b)	8	4,082
5.88%, 10/01/28 (Call 10/01/23)(b)	5	2,847
10.25%, 05/01/30 (Call 05/01/27)(b)	34	22,900
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30)	50	41,902
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)	15	12,136
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29
(Call 04/01/24)(b)	8	6,669
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(b)	12	10,431
6.75%, 01/15/30 (Call 01/15/25)(b)	14	11,361
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(b)	13	11,578
5.63%, 01/01/30 (Call 01/01/25)(b)	5	4,539
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)	5	3,799
Foundation Building Materials Inc., 6.00%, 03/01/29
(Call 03/01/24)(b)	8	6,428
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)	10	7,066
3.88%, 10/01/31 (Call 10/01/26)(b)	7	4,836
Genuine Parts Co., 2.75%, 02/01/32 (Call 11/01/31)	25	20,726
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	6	5,263
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(b)	8	6,998
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	35	27,699
2.70%, 04/15/30 (Call 01/15/30)	5	4,469
2.95%, 06/15/29 (Call 03/15/29)	55	50,603
4.50%, 09/15/32 (Call 06/15/32)(c)	50	49,677
Ken Garff Automotive LLC, 4.88%, 09/15/28
(Call 09/15/23)(b)	5	4,387
Kohl’s Corp., 4.63%, 05/01/31 (Call 02/01/31)	10	6,508
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(b)	11	8,712
LCM Investments Holdings II LLC, 4.88%, 05/01/29
(Call 05/01/24)(b)	13	10,896
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	15	12,938
4.38%, 01/15/31 (Call 10/15/25)(b)	7	5,974
Lowe’s Companies Inc.
2.63%, 04/01/31 (Call 01/01/31)	25	21,098
3.65%, 04/05/29 (Call 01/05/29)	15	14,080
3.75%, 04/01/32 (Call 01/01/32)	50	45,363
4.50%, 04/15/30 (Call 01/15/30)	30	29,316
5.15%, 07/01/33 (Call 04/01/33)	10	9,974
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(b)	3	2,652
5.88%, 03/15/30 (Call 03/15/25)(b)(c)	13	11,267

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
6.13%, 03/15/32 (Call 03/15/27)(b)(c)	$5	$4,250
McDonald’s Corp., 2.13%, 03/01/30 (Call 12/01/29)	15	12,837
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(b)	5	3,852
7.88%, 05/01/29 (Call 05/01/24)(b)(c)	15	9,265
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	5	4,237
4.75%, 09/15/29 (Call 09/15/24)	5	4,619
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)	9	6,844
4.38%, 04/01/30 (Call 01/01/30)(c)	8	6,359
O’Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	7	6,886
Papa John’s International Inc., 3.88%, 09/15/29
(Call 09/15/24)(b)	8	6,704
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(b)	3	2,233
6.75%, 08/01/29 (Call 08/01/24)(b)	8	5,989
Patrick Industries Inc., 4.75%, 05/01/29 (Call 05/01/24)(b)	5	4,276
Penske Automotive Group Inc., 3.75%, 06/15/29
(Call 06/15/24)	5	4,291
PetSmart Inc./PetSmart Finance Corp., 7.75%, 02/15/29
(Call 02/15/24)(b)	15	14,578
QVC Inc., 4.38%, 09/01/28 (Call 06/01/28)(c)	9	5,184
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(b)(c)	5	4,137
4.88%, 11/15/31 (Call 11/15/26)(b)	15	11,933
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(b)	5	4,430
6.00%, 12/01/29 (Call 12/01/24)(b)	16	13,222
6.13%, 07/01/29 (Call 07/01/24)(b)	5	4,164
Starbucks Corp.
2.55%, 11/15/30 (Call 08/15/30)	35	30,109
3.55%, 08/15/29 (Call 05/15/29)	35	32,961
4.00%, 11/15/28 (Call 08/15/28)	20	19,396
Suburban Propane Partners LP/Suburban Energy Finance
Corp., 5.00%, 06/01/31 (Call 06/01/26)(b)	5	4,259
Superior Plus LP/Superior General Partner Inc., 4.50%,
03/15/29 (Call 03/15/24)(b)	5	4,394
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	40	34,927
3.38%, 04/15/29 (Call 01/15/29)	10	9,505
4.40%, 01/15/33 (Call 10/15/32)	50	48,738
4.50%, 09/15/32 (Call 06/15/32)	20	19,734
TJX Companies Inc. (The), 3.88%, 04/15/30 (Call 01/15/30)	60	57,532
Victoria’s Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(b)(c)	7	5,371
Walmart Inc.
3.25%, 07/08/29 (Call 04/08/29)	30	28,369
4.15%, 09/09/32 (Call 06/09/32)	10	9,910
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(b)	5	4,343
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	13	11,105
4.63%, 01/31/32 (Call 10/01/26)	13	11,825
4.75%, 01/15/30 (Call 10/15/29)(b)	16	15,054
5.38%, 04/01/32 (Call 04/01/27)	12	11,372
		1,229,870
Semiconductors — 0.5%
Advanced Micro Devices Inc., 3.92%, 06/01/32
(Call 03/01/32)	10	9,531
Analog Devices Inc., 2.10%, 10/01/31 (Call 07/01/31)	15	12,471
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(b)	75	60,566
Security	Par (000)	Value

Semiconductors (continued)
2.60%, 02/15/33 (Call 11/15/32)(b)	$75	$58,276
4.30%, 11/15/32 (Call 08/15/32)	50	45,457
5.00%, 04/15/30 (Call 01/15/30)	25	24,574
Entegris Escrow Corp.
4.75%, 04/15/29 (Call 01/15/29)(b)	30	28,041
5.95%, 06/15/30 (Call 06/15/25)(b)	14	13,487
Entegris Inc., 3.63%, 05/01/29 (Call 05/01/24)(b)(c)	8	6,885
Intel Corp.
2.00%, 08/12/31 (Call 05/12/31)	35	28,461
3.90%, 03/25/30 (Call 12/25/29)	45	42,570
4.15%, 08/05/32 (Call 05/05/32)	10	9,493
5.13%, 02/10/30 (Call 12/10/29)	15	15,182
5.20%, 02/10/33 (Call 11/10/32)	40	40,230
KLA Corp., 4.65%, 07/15/32 (Call 04/15/32)(c)	30	29,952
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	15	12,552
4.00%, 03/15/29 (Call 12/15/28)	70	68,056
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	45	37,651
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	50	39,482
5.33%, 02/06/29 (Call 11/06/28)	10	9,852
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	17	14,964
2.00%, 06/15/31 (Call 03/15/31)	10	8,405
NXP BV/NXP Funding LLC/NXP USA Inc.
2.65%, 02/15/32 (Call 11/15/31)	15	12,120
3.40%, 05/01/30 (Call 02/01/30)	15	13,336
4.30%, 06/18/29 (Call 03/18/29)	25	23,542
5.00%, 01/15/33 (Call 10/15/32)	10	9,638
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	5	4,516
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	35	31,392
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)	45	38,506
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	5	3,947
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)(c)	8	6,698
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	10	8,386
2.25%, 09/04/29 (Call 06/04/29)	75	66,296
		834,515
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 4.20%, 05/01/30
(Call 02/01/30)	10	9,296
Software — 0.5%
Activision Blizzard Inc., 1.35%, 09/15/30 (Call 06/15/30)	10	7,997
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	10	8,810
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	15	12,324
2.85%, 01/15/30 (Call 10/15/29)	5	4,420
Black Knight InfoServ LLC, 3.63%, 09/01/28
(Call 09/01/23)(b)	7	6,290
Broadridge Financial Solutions Inc., 2.90%, 12/01/29
(Call 09/01/29)	30	25,901
Capstone Borrower Inc., 8.00%, 06/15/30 (Call 06/15/26)(b)	25	24,639
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29
(Call 06/15/25)(b)	6	5,872
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(b)	7	6,178
4.88%, 07/01/29 (Call 06/30/24)(b)(c)	12	10,306
Cloud Software Group Inc.
6.50%, 03/31/29 (Call 09/30/25)(b)	55	48,676
9.00%, 09/30/29(b)	45	38,244

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Consensus Cloud Solutions Inc., 6.50%, 10/15/28
(Call 10/15/26)(b)	$9	$7,847
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29
(Call 12/15/24)(b)	5	4,356
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	7	6,055
Fair Isaac Corp., 4.00%, 06/15/28 (Call 06/16/23)(b)	7	6,442
Fidelity National Information Services Inc.
2.25%, 03/01/31 (Call 12/01/30)	35	28,041
5.10%, 07/15/32 (Call 04/15/32)(c)	10	9,755
Fiserv Inc.
2.65%, 06/01/30 (Call 03/01/30)	10	8,583
3.50%, 07/01/29 (Call 04/01/29)	45	41,243
5.60%, 03/02/33 (Call 12/02/32)	10	10,245
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(b)(c)	5	4,350
Minerva Merger Sub Inc., 6.50%, 02/15/30
(Call 02/15/25)(b)(c)	32	26,336
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(b)	16	13,727
3.63%, 11/01/31 (Call 11/01/26)(b)	5	4,185
3.88%, 02/15/31 (Call 06/01/25)(b)	17	14,649
4.00%, 11/15/29 (Call 11/15/24)(b)	7	6,297
Open Text Corp., 3.88%, 12/01/29 (Call 12/01/24)(b)	15	12,530
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	9	7,627
4.13%, 12/01/31 (Call 12/01/26)(b)	10	8,215
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)	85	72,278
2.95%, 04/01/30 (Call 01/01/30)	40	34,996
4.90%, 02/06/33 (Call 11/06/32)	25	24,153
6.15%, 11/09/29 (Call 09/09/29)	20	21,074
6.25%, 11/09/32 (Call 08/09/32)	35	37,009
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	15	12,710
Rackspace Technology Global Inc., 5.38%, 12/01/28
(Call 12/01/23)(b)	5	1,282
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(b)	16	13,700
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(b)	5	4,069
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)	10	7,914
2.95%, 09/15/29 (Call 06/15/29)	5	4,456
4.20%, 09/15/28 (Call 06/15/28)	15	14,495
RRD Parent Inc., 10.00%, 10/15/31(b)	7	11,532
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	25	19,892
Take-Two Interactive Software Inc., 4.00%, 04/14/32
(Call 01/14/32)	40	36,812
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	8	6,913
3.88%, 03/15/31 (Call 03/15/26)	9	7,601
VMware Inc.
2.20%, 08/15/31 (Call 05/15/31)	25	19,567
4.70%, 05/15/30 (Call 02/15/30)	5	4,753
Workday Inc., 3.80%, 04/01/32 (Call 01/01/32)	15	13,519
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%,
02/01/29 (Call 02/01/24)(b)(c)	5	4,333
		793,198
Telecommunications — 1.0%
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(b)	25	17,934
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(b)	5	3,568
5.13%, 07/15/29 (Call 04/15/24)(b)	40	28,476
AT&T Inc.
2.75%, 06/01/31 (Call 03/01/31)	60	50,726
Security	Par (000)	Value

Telecommunications (continued)
4.30%, 02/15/30 (Call 11/15/29)	$20	$19,137
4.35%, 03/01/29 (Call 12/01/28)	80	77,598
Bell Telephone Co. of Canada or Bell Canada (The), 5.10%,
05/11/33	10	9,948
British Telecommunications PLC
4.88%, 11/23/81 (Call 08/23/31),
(5-year CMT + 3.493%)(a)(b)	5	4,055
9.63%, 12/15/30	35	43,272
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(b)	5	4,316
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(b)	19	14,956
7.13%, 07/01/28 (Call 07/03/23)(b)(c)	10	6,824
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(b)	8	5,660
6.50%, 10/01/28 (Call 10/01/23)(b)	11	8,232
Deutsche Telekom International Finance BV
8.75%, 06/15/30	35	42,098
9.25%, 06/01/32	25	31,933
Empresa Nacional de Telecomunicaciones SA, 3.05%,
09/14/32 (Call 06/14/32)(d)	150	118,708
Frontier Communications Holdings LLC
5.88%, 11/01/29 (Call 11/01/24)	20	14,010
6.00%, 01/15/30 (Call 10/15/24)(b)(c)	12	8,422
6.75%, 05/01/29 (Call 05/01/24)(b)	7	5,164
8.63%, 03/15/31 (Call 03/15/26)(b)	25	23,069
8.75%, 05/15/30 (Call 05/15/25)(b)	14	13,090
Iliad Holding SASU, 7.00%, 10/15/28 (Call 10/15/24)(b)	12	11,208
Intelsat Jackson Holdings SA, 6.50%, 03/15/30
(Call 03/15/25)(b)	37	34,122
Koninklijke KPN NV, 8.38%, 10/01/30	5	5,835
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(b)	16	8,644
3.75%, 07/15/29 (Call 01/15/24)(b)	7	3,649
3.88%, 11/15/29 (Call 08/15/29)(b)(c)	20	14,660
4.25%, 07/01/28 (Call 07/03/23)(b)	14	7,867
10.50%, 05/15/30 (Call 05/15/26)(b)	8	7,598
Lumen Technologies Inc., 4.50%, 01/15/29 (Call 01/15/24)(b)	7	2,789
Motorola Solutions Inc., 2.75%, 05/24/31 (Call 02/24/31)	30	24,675
Orange SA, 9.00%, 03/01/31	45	55,939
Rogers Communications Inc., 3.80%, 03/15/32
(Call 12/15/31)(b)	25	22,080
Singapore Telecommunications Ltd., 7.38%, 12/01/31(b)	100	118,966
Sprint Capital Corp.
6.88%, 11/15/28	28	29,979
8.75%, 03/15/32	39	47,354
Telefonica Europe BV, 8.25%, 09/15/30	25	29,252
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)	10	8,699
T-Mobile USA Inc.
2.40%, 03/15/29 (Call 01/15/29)	25	21,630
2.55%, 02/15/31 (Call 11/15/30)	55	45,962
2.63%, 02/15/29 (Call 02/15/24)	27	23,611
2.88%, 02/15/31 (Call 02/15/26)	12	10,238
3.38%, 04/15/29 (Call 04/15/24)	32	28,983
3.50%, 04/15/31 (Call 04/15/26)	90	80,284
3.88%, 04/15/30 (Call 01/15/30)	65	60,264
5.05%, 07/15/33 (Call 04/15/33)	20	19,717
Verizon Communications Inc.
1.75%, 01/20/31 (Call 10/20/30)	45	35,543
2.36%, 03/15/32 (Call 12/15/31)	75	60,496
2.55%, 03/21/31 (Call 12/21/30)	65	54,417
3.15%, 03/22/30 (Call 12/22/29)	5	4,467

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.02%, 12/03/29 (Call 09/03/29)	$100	$94,184
4.33%, 09/21/28	50	48,602
7.75%, 12/01/30	5	5,805
ViaSat Inc., 6.50%, 07/15/28 (Call 07/15/23)(b)	5	4,060
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(b)(c)	5	4,223
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(b)	10	8,017
4.75%, 07/15/31 (Call 07/15/26)(b)	20	16,458
Vodafone Group PLC
4.13%, 06/04/81 (Call 03/04/31),
(5-year CMT + 2.767%)(a)	12	9,568
6.25%, 11/30/32	25	26,672
7.00%, 04/04/79 (Call 01/04/29),
(5-year USD Swap + 4.873%)(a)	25	25,327
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
7.75%, 08/15/28 (Call 08/15/23)(b)	17	13,877
		1,686,917
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	15	13,686
Mattel Inc., 3.75%, 04/01/29 (Call 04/01/24)(b)	10	8,729
		22,415
Transportation — 0.2%
AP Moller - Maersk A/S, 4.50%, 06/20/29 (Call 03/20/29)(b)	10	9,819
Canadian Pacific Railway Co.
2.45%, 12/02/31 (Call 09/02/31)	25	22,121
2.88%, 11/15/29	10	8,943
7.13%, 10/15/31	15	16,942
Carriage Purchaser Inc., 7.88%, 10/15/29 (Call 10/15/24)(b)	3	2,201
CSX Corp., 4.10%, 11/15/32 (Call 08/15/32)	25	23,754
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	25	22,614
4.25%, 05/15/30 (Call 02/15/30)	10	9,629
First Student Bidco Inc./First Transit Parent Inc., 4.00%,
07/31/29 (Call 07/31/24)(b)	8	6,657
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	10	8,315
2.55%, 11/01/29 (Call 08/01/29)	10	8,742
3.00%, 03/15/32 (Call 12/15/31)	20	17,352
3.80%, 08/01/28 (Call 05/01/28)	20	19,235
4.45%, 03/01/33 (Call 12/01/32)	30	28,891
Rand Parent LLC, 8.50%, 02/15/30 (Call 02/15/26)(b)(c)	15	12,962
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(b)	15	11,754
Union Pacific Corp.
2.40%, 02/05/30 (Call 11/05/29)	60	52,571
2.80%, 02/14/32 (Call 12/15/31)	15	12,991
3.95%, 09/10/28 (Call 06/10/28)	20	19,530
United Parcel Service Inc.
4.45%, 04/01/30 (Call 01/01/30)	20	19,979
4.88%, 03/03/33 (Call 12/03/32)	10	10,143
Walmart Inc., 1.80%, 09/22/31 (Call 06/22/31)	25	20,838
		365,983
Trucking & Leasing — 0.0%
GATX Corp., 4.00%, 06/30/30 (Call 03/30/30)	25	22,915
Penske Truck Leasing Co. LP / PTL Finance Corp., 6.20%,
06/15/30 (Call 04/15/30)(b)	25	25,139
		48,054
Water — 0.0%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	15	12,530
2.80%, 05/01/30 (Call 02/01/30)	15	13,193
Security	Par (000)	Value

Water (continued)
3.45%, 06/01/29 (Call 03/01/29)	$5	$4,636
3.75%, 09/01/28 (Call 06/01/28)	5	4,773
4.45%, 06/01/32 (Call 03/01/32)	15	14,572
Essential Utilities Inc., 2.40%, 05/01/31 (Call 02/01/31)	5	4,096
		53,800

Total Corporate Bonds & Notes — 22.9%
(Cost: $40,907,559)		38,717,951

Fixed Rate Loan Interests

Diversified Financial Services — 0.0%
Curo Group Holdings Corp., Term Loan, (6.00% Cash +
12.00% PIK), 18.00%, 08/02/27(g)	3	2,829

Total Fixed Rate Loan Interests — 0.0%
(Cost: $2,898)		2,829

Foreign Government Obligations(h)

Argentina — 0.1%
Argentina Bonar Bonds
0.50%, 07/09/30(e)	155	31,976
1.00%, 07/09/29	35	7,428
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 07/03/23)(e)	186	48,970
1.00%, 07/09/29 (Call 07/03/23)(c)	90	23,008
		111,382
Bahrain — 0.1%
CBB International Sukuk Programme Co., 3.88%, 05/18/29(d)	200	178,268

Brazil — 0.1%
Brazilian Government International Bond, 3.75%, 09/12/31(c)	200	171,848

Canada — 0.1%
Province of Manitoba Canada, 1.50%, 10/25/28	15	13,134
Province of Ontario Canada
1.13%, 10/07/30	5	4,066
2.00%, 10/02/29(c)	55	48,695
2.13%, 01/21/32	50	43,013
Province of Quebec Canada
1.35%, 05/28/30	40	33,466
Series PD, 7.50%, 09/15/29	10	11,807
		154,181
Colombia — 0.1%
Colombia Government International Bond, 3.00%, 01/30/30
(Call 10/30/29)	200	154,084

Dominican Republic — 0.1%
Dominican Republic International Bond, 7.05%, 02/03/31
(Call 12/03/30)(d)	150	148,591

Ecuador — 0.0%
Ecuador Government International Bond
0.00%, 07/31/30(d)(i)	15	4,414
5.50%, 07/31/30(d)(e)	55	26,649
		31,063
Egypt — 0.1%
Egypt Government International Bond, 5.88%, 02/16/31(d)	200	107,372

El Salvador — 0.0%
El Salvador Government International Bond, 8.63%,
02/28/29(d)	18	10,831

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hong Kong — 0.1%
Airport Authority, 1.63%, 02/04/31 (Call 11/04/30)(b)	$200	$163,518

Hungary — 0.1%
Hungary Government International Bond, 2.13%, 09/22/31(d)	200	152,294

Indonesia — 0.1%
Indonesia Government International Bond, 4.75%, 02/11/29	200	201,072

Italy — 0.0%
Republic of Italy Government International Bond, 2.88%,
10/17/29	25	21,871

Japan — 0.1%
Japan Bank for International Cooperation, 1.88%, 04/15/31	200	167,974

Lebanon — 0.0%
Lebanon Government International Bond
6.65%, 02/26/30(d)(j)(k)	56	3,224
6.85%, 05/25/29(d)(j)(k)	2	115
7.00%, 03/23/32(d)(j)(k)	16	954
		4,293
Mexico — 0.2%
Mexico Government International Bond
4.75%, 04/27/32 (Call 01/27/32)	200	191,374
8.30%, 08/15/31	100	117,751
		309,125
Nigeria — 0.1%
Nigeria Government International Bond, 6.13%, 09/28/28(d)	200	160,472

Oman — 0.1%
Oman Government International Bond, 6.00%, 08/01/29(d)	200	200,768

Panama — 0.1%
Panama Government International Bond, 2.25%, 09/29/32
(Call 06/29/32)	200	153,420

Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	10	7,589
2.78%, 01/23/31 (Call 10/23/30)	105	89,450
2.84%, 06/20/30	25	21,831
		118,870
Philippines — 0.1%
Philippine Government International Bond
6.38%, 01/15/32	100	112,013
9.50%, 02/02/30	50	63,465
		175,478
Poland — 0.0%
Republic of Poland Government International Bond, 5.75%,
11/16/32 (Call 08/16/32)	21	22,291

Qatar — 0.1%
Qatar Government International Bond, 9.75%, 06/15/30(b)	150	199,882

Romania — 0.0%
Romanian Government International Bond
3.00%, 02/14/31(d)	20	16,511
3.63%, 03/27/32(d)	42	35,437
		51,948
Security	Par (000)	Value

Saudi Arabia — 0.2%
Saudi Government International Bond
2.75%, 02/03/32(d)	$200	$174,020
4.38%, 04/16/29(d)	200	197,476
		371,496
South Korea — 0.1%
Export-Import Bank of Korea, 1.25%, 09/21/30	200	160,118

Supranational — 0.5%
Asian Development Bank
0.75%, 10/08/30	50	40,180
1.75%, 09/19/29	55	48,501
1.88%, 03/15/29	25	22,389
1.88%, 01/24/30	15	13,259
3.13%, 04/27/32	25	23,719
European Investment Bank
0.75%, 09/23/30	30	24,292
3.75%, 02/14/33	100	99,953
Inter-American Development Bank
1.13%, 07/20/28	15	13,056
1.13%, 01/13/31	50	41,140
2.25%, 06/18/29	65	59,214
3.13%, 09/18/28	110	105,746
3.50%, 09/14/29	10	9,791
International Bank for Reconstruction & Development
0.75%, 08/26/30	15	12,084
0.88%, 05/14/30	5	4,099
1.13%, 09/13/28	15	13,018
1.25%, 02/10/31	70	58,186
1.63%, 11/03/31	95	80,319
1.75%, 10/23/29	75	66,048
3.63%, 09/21/29	30	29,585
International Finance Corp., 0.75%, 08/27/30	60	48,376
		812,955
Turkey — 0.2%
Turkey Government International Bond, 11.88%, 01/15/30	200	222,152

Ukraine — 0.0%
Ukraine Government International Bond, 7.75%,
09/01/29(d)(j)(k)	100	18,982

United Arab Emirates — 0.2%
Abu Dhabi Government International Bond, 3.13%,
04/16/30(d)	200	187,458
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(d)	200	178,484
		365,942
Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 01/23/31
(Call 10/23/30)	50	49,861

Total Foreign Government Obligations — 3.1%
(Cost: $5,496,933)		5,172,402

Municipal Debt Obligations

California — 0.0%
State of California GO
2.50%, 10/01/29	50	44,439
6.00%, 03/01/33	15	16,630
University of California RB, Series BG, 1.32%, 05/15/27
(Call 03/15/27)	10	8,941
		70,010

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33	$15	$14,836

Total Municipal Debt Obligations — 0.0%
(Cost: $92,858)		84,846

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 52.3%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/33	8	7,797
3.00%, 03/01/46	114	102,852
3.00%, 07/01/46	8	7,560
3.00%, 08/01/46	51	46,316
3.00%, 09/01/46	36	32,754
3.00%, 10/01/46	20	17,737
3.00%, 12/01/46	177	160,659
3.00%, 01/01/47	29	26,453
3.00%, 02/01/47	96	86,852
3.00%, 06/01/47	82	74,437
3.00%, 08/01/47	11	10,375
3.00%, 09/01/47	23	20,722
3.00%, 10/01/47	20	17,978
3.50%, 06/01/34	7	6,934
3.50%, 03/01/38	50	47,333
3.50%, 10/01/42	40	37,836
3.50%, 10/01/44	18	16,545
3.50%, 03/01/46	95	89,223
3.50%, 12/01/46	12	10,766
3.50%, 01/01/47	18	16,431
3.50%, 04/01/47	28	26,155
3.50%, 07/01/47	28	25,483
3.50%, 08/01/47	4	3,912
3.50%, 09/01/47	64	59,910
3.50%, 12/01/47	4	3,277
3.50%, 02/01/48	64	59,036
3.50%, 03/01/48	28	25,866
3.50%, 05/01/48	18	16,374
3.50%, 04/01/49	49	45,404
3.50%, 05/01/49	10	9,548
3.50%, 06/01/49	15	13,833
4.00%, 09/01/45	11	10,885
4.00%, 02/01/46	92	88,502
4.00%, 10/01/46	5	5,129
4.00%, 10/01/47	2	2,300
4.00%, 01/01/48	19	18,682
4.00%, 02/01/48	9	8,542
4.00%, 06/01/48	22	21,631
4.00%, 12/01/48	13	12,649
4.00%, 01/01/49	3	3,288
4.00%, 02/01/53	592	565,456
4.50%, 10/01/48	22	22,137
4.50%, 01/01/49	10	9,501
5.00%, 12/01/41	175	178,669
5.50%, 05/01/53	57	57,471
Federal National Mortgage Association
3.00%, 02/01/47	29	26,034
3.00%, 03/01/52	850	754,566
3.50%, 07/01/50	143	132,349
3.50%, 11/01/51	277	257,334
4.00%, 02/01/47	26	25,561
4.00%, 02/01/57	21	20,564
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 03/01/53	$75	$74,686
5.50%, 02/01/53	185	185,263
5.50%, 05/01/53	150	150,161
Series 2018-M12, Class A2, 3.63%, 08/25/30(a)	280	268,804
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	204,670
Freddie Mac Multifamily Structured Pass Through Certificates
2.45%, 04/25/32 (Call 05/25/32)	400	343,809
Series K056, Class A2, 2.53%, 05/25/26	35	33,214
Series K066, Class A2, 3.12%, 06/25/27 (Call 07/25/27)	100	95,574
Series K078, Class A2, 3.85%, 06/25/28	175	171,726
Series K090, Class A2, 3.42%, 02/25/29	100	95,647
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 10/25/34)	70	63,822
Government National Mortgage Association
2.00%, 08/20/50	163	139,205
2.00%, 12/20/50	363	308,762
2.00%, 02/20/51	976	829,395
2.00%, 10/20/51	491	416,087
2.00%, 12/20/51	1,177	997,510
2.00%, 04/20/52	534	452,661
2.00%, 06/20/53(l)	1,625	1,377,441
2.50%, 12/20/46	38	33,904
2.50%, 01/20/47	18	16,044
2.50%, 08/20/50	144	125,916
2.50%, 09/20/50	212	185,699
2.50%, 01/20/51	208	182,220
2.50%, 02/20/51	99	86,404
2.50%, 05/20/51	321	280,627
2.50%, 07/20/51	934	816,701
2.50%, 08/20/51	610	533,777
2.50%, 11/20/51	992	867,090
2.50%, 12/20/51	316	275,891
2.50%, 02/20/52	689	601,225
2.50%, 06/20/53(l)	575	503,046
3.00%, 03/20/45	33	30,683
3.00%, 05/20/45	74	67,655
3.00%, 07/20/45	63	57,755
3.00%, 10/20/45	7	6,250
3.00%, 11/20/45	216	197,499
3.00%, 12/20/45	20	18,114
3.00%, 01/20/46	10	9,468
3.00%, 02/20/46	24	21,888
3.00%, 03/20/46	58	53,282
3.00%, 05/20/46	29	26,208
3.00%, 06/20/46	21	18,788
3.00%, 07/20/46	17	15,815
3.00%, 08/20/46	93	84,735
3.00%, 09/20/46	55	50,581
3.00%, 11/20/46	28	25,964
3.00%, 12/20/46	85	77,465
3.00%, 02/20/47	18	16,767
3.00%, 06/20/47	27	24,689
3.00%, 11/20/47	110	100,244
3.00%, 02/20/48	18	16,797
3.00%, 04/20/49	353	322,015
3.00%, 09/20/49	15	13,550
3.00%, 01/20/50	106	96,629
3.00%, 02/20/50	115	104,608
3.00%, 08/20/50	115	104,192
3.00%, 10/20/51	10	9,097
3.00%, 11/20/51	195	176,511

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 02/20/52	$27	$24,642
3.00%, 09/20/52	341	306,671
3.00%, 06/20/53(l)	1,625	1,462,468
3.50%, 09/20/42	213	201,950
3.50%, 10/20/42	9	8,368
3.50%, 12/20/42	88	83,248
3.50%, 04/20/43	64	60,283
3.50%, 06/20/45	12	11,192
3.50%, 11/20/45	41	38,310
3.50%, 12/20/45	4	3,722
3.50%, 03/20/46	46	43,173
3.50%, 04/20/46	21	19,945
3.50%, 06/20/46	75	70,303
3.50%, 12/20/46	19	18,086
3.50%, 01/20/47	5	4,776
3.50%, 02/20/47	13	12,006
3.50%, 03/20/47	6	5,394
3.50%, 09/20/47	18	16,797
3.50%, 11/20/47	29	26,829
3.50%, 02/20/48	17	15,598
3.50%, 04/20/48	55	51,441
3.50%, 05/20/48	41	38,425
3.50%, 08/20/48	36	33,994
3.50%, 09/20/48	4	3,532
3.50%, 01/20/49	15	14,440
3.50%, 03/20/49	196	184,271
3.50%, 09/20/49	40	37,815
3.50%, 12/20/49	23	21,146
3.50%, 03/20/50	729	683,068
3.50%, 05/20/50	50	46,872
3.50%, 02/20/52	704	654,343
3.50%, 06/20/53(l)	844	782,909
4.00%, 04/20/47	77	74,100
4.00%, 06/20/47	52	50,178
4.00%, 07/20/47	138	133,074
4.00%, 11/20/47	28	27,051
4.00%, 03/20/48	36	34,383
4.00%, 04/20/48	17	16,183
4.00%, 05/15/48	7	6,968
4.00%, 05/20/48	43	41,086
4.00%, 08/20/48	46	44,234
4.00%, 09/20/48	18	17,777
4.00%, 11/20/48	101	96,606
4.00%, 01/20/50	250	240,444
4.00%, 02/20/50	65	62,241
4.00%, 12/20/52	99	93,786
4.00%, 06/20/53(l)	1,175	1,116,617
4.50%, 07/20/41	47	47,288
4.50%, 10/20/46	42	41,555
4.50%, 06/20/47	5	4,508
4.50%, 04/20/48	11	11,022
4.50%, 06/20/48	5	5,218
4.50%, 08/20/48	43	42,024
4.50%, 10/20/48	82	80,443
4.50%, 12/20/48	15	14,877
4.50%, 03/20/49	155	152,675
4.50%, 06/20/49	75	73,368
4.50%, 07/20/49	20	19,333
4.50%, 08/20/49	5	4,605
4.50%, 07/20/52	686	666,877
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 08/20/52	$173	$167,665
4.50%, 06/20/53(l)	573	556,784
5.00%, 04/20/48	13	12,693
5.00%, 05/20/48	24	23,549
5.00%, 11/20/48	4	4,233
5.00%, 12/20/48	26	26,014
5.00%, 01/20/49	35	35,365
5.00%, 05/20/49	3	3,248
5.00%, 06/20/49	108	108,404
5.00%, 07/20/52	29	28,750
5.00%, 12/20/52	789	778,507
5.00%, 01/20/53	198	195,524
5.00%, 06/20/53(l)	771	761,408
5.50%, 12/20/52	117	117,287
5.50%, 01/20/53	424	423,503
5.50%, 03/20/53	268	267,885
5.50%, 04/20/53	111	110,659
5.50%, 06/20/53	103	102,936
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	5	4,333
1.50%, 02/01/37	111	97,437
1.50%, 03/01/37	75	65,690
1.50%, 04/01/37	9	7,709
1.50%, 11/01/50	186	145,182
1.50%, 01/01/51	423	330,087
1.50%, 07/01/51	137	106,913
1.50%, 11/01/51	178	138,982
2.00%, 12/01/35	35	31,388
2.00%, 02/01/36	192	173,184
2.00%, 03/01/36	20	17,705
2.00%, 08/01/36	21	18,959
2.00%, 09/01/36	101	90,876
2.00%, 11/01/36	22	20,050
2.00%, 01/01/37	23	20,209
2.00%, 02/01/37	196	175,518
2.00%, 04/01/37	65	57,978
2.00%, 06/15/38(l)	786	704,548
2.00%, 05/01/50	232	195,174
2.00%, 07/01/50	236	194,699
2.00%, 09/01/50	873	721,669
2.00%, 10/01/50	300	249,088
2.00%, 12/01/50	1,487	1,228,563
2.00%, 01/01/51	250	207,211
2.00%, 02/01/51	1,015	835,502
2.00%, 03/01/51	742	611,602
2.00%, 04/01/51	1,153	951,704
2.00%, 05/01/51	86	71,579
2.00%, 06/01/51	244	201,860
2.00%, 08/01/51	219	180,339
2.00%, 10/01/51	2,581	2,128,584
2.00%, 11/01/51	228	187,942
2.00%, 12/01/51	510	420,016
2.00%, 01/01/52	921	759,299
2.00%, 02/01/52	1,365	1,122,163
2.00%, 03/01/52	47	38,754
2.00%, 04/01/52	2,978	2,447,857
2.00%, 06/15/53(l)	4,092	3,364,033
2.50%, 04/01/32	27	25,135
2.50%, 07/01/35	30	27,267
2.50%, 10/01/35	61	56,801

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 05/01/36	$34	$31,665
2.50%, 07/01/36	92	85,053
2.50%, 06/15/38(l)	550	506,150
2.50%, 04/01/47	33	29,111
2.50%, 06/01/50	53	45,159
2.50%, 07/01/50	70	60,450
2.50%, 08/01/50	105	90,660
2.50%, 09/01/50	592	510,994
2.50%, 10/01/50	436	375,614
2.50%, 11/01/50	1,234	1,058,205
2.50%, 12/01/50	47	40,491
2.50%, 01/01/51	74	62,867
2.50%, 02/01/51	72	62,134
2.50%, 04/01/51	46	38,988
2.50%, 07/01/51	89	76,509
2.50%, 08/01/51	44	37,959
2.50%, 09/01/51	746	638,501
2.50%, 11/01/51	118	101,066
2.50%, 12/01/51	3,027	2,591,405
2.50%, 01/01/52	2,802	2,397,586
2.50%, 03/01/52	69	59,009
2.50%, 04/01/52	1,920	1,642,143
2.50%, 05/01/52	1,471	1,256,942
2.50%, 07/01/52	590	504,401
2.50%, 08/01/52	1,175	1,004,036
2.50%, 06/15/53(l)	2,792	2,386,778
3.00%, 03/01/30	49	47,270
3.00%, 01/01/31	27	25,951
3.00%, 02/01/31	8	7,392
3.00%, 02/01/32	8	7,793
3.00%, 06/01/32	7	7,020
3.00%, 11/01/32	9	8,630
3.00%, 12/01/32	7	6,682
3.00%, 01/01/33	7	6,665
3.00%, 02/01/33	8	8,043
3.00%, 09/01/34	58	54,886
3.00%, 12/01/34	48	45,919
3.00%, 04/01/35	273	258,838
3.00%, 06/15/38(l)	75	70,707
3.00%, 11/01/42	5	4,363
3.00%, 09/01/43	6	5,738
3.00%, 01/01/44	9	8,315
3.00%, 10/01/44	106	96,233
3.00%, 03/01/45	55	50,131
3.00%, 05/01/45	26	23,647
3.00%, 07/01/46	279	252,773
3.00%, 08/01/46	23	20,940
3.00%, 11/01/46	198	179,079
3.00%, 12/01/46	137	123,871
3.00%, 01/01/47	60	54,732
3.00%, 02/01/47	188	169,930
3.00%, 03/01/47	104	93,645
3.00%, 07/01/47	52	47,114
3.00%, 08/01/47	8	6,828
3.00%, 12/01/47	41	36,822
3.00%, 03/01/48	16	14,629
3.00%, 11/01/48	61	55,250
3.00%, 02/01/49	890	804,996
3.00%, 09/01/49	108	97,030
3.00%, 11/01/49	8	7,188
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/49	$858	$767,377
3.00%, 02/01/50	1,023	914,602
3.00%, 06/01/50	101	90,016
3.00%, 07/01/50	86	76,485
3.00%, 08/01/50	30	27,197
3.00%, 05/01/51	343	309,475
3.00%, 06/01/51	1,175	1,047,151
3.00%, 08/01/51	126	112,541
3.00%, 11/01/51	107	95,637
3.00%, 04/01/52	690	612,241
3.00%, 05/01/52	472	418,754
3.00%, 06/15/53(l)	2,400	2,130,141
3.50%, 03/01/33	9	9,125
3.50%, 04/01/33	13	12,460
3.50%, 05/01/33	9	8,364
3.50%, 02/01/34	23	22,269
3.50%, 07/01/34	11	10,557
3.50%, 08/01/34	8	7,920
3.50%, 06/15/38(l)	100	95,859
3.50%, 02/01/45	11	10,273
3.50%, 01/01/46	17	16,004
3.50%, 03/01/46	49	45,600
3.50%, 07/01/46	8	7,480
3.50%, 08/01/46	253	236,785
3.50%, 10/01/46	55	51,227
3.50%, 12/01/46	56	52,191
3.50%, 01/01/47	69	63,976
3.50%, 02/01/47	21	19,626
3.50%, 05/01/47	16	14,775
3.50%, 08/01/47	12	11,122
3.50%, 11/01/47	10	9,645
3.50%, 01/01/48	363	338,365
3.50%, 02/01/48	141	132,207
3.50%, 03/01/48	5	4,507
3.50%, 04/01/48	39	36,892
3.50%, 05/01/48	13	12,071
3.50%, 06/01/48	30	27,446
3.50%, 11/01/48	11	10,225
3.50%, 01/01/49	53	49,259
3.50%, 04/01/49	10	9,211
3.50%, 06/01/49	93	87,235
3.50%, 07/01/49	40	37,440
3.50%, 05/01/50	170	156,944
3.50%, 06/01/50	998	922,378
3.50%, 02/01/51	446	412,750
3.50%, 04/01/52	122	113,516
3.50%, 06/01/52	498	460,371
3.50%, 07/01/52	987	906,061
3.50%, 06/15/53(l)	1,625	1,492,905
4.00%, 07/01/32	5	5,247
4.00%, 05/01/33	6	5,449
4.00%, 06/01/33	5	5,131
4.00%, 07/01/33	3	3,377
4.00%, 12/01/33	12	11,775
4.00%, 06/01/38	5	5,154
4.00%, 06/15/38	44	42,763
4.00%, 01/01/45	41	39,562
4.00%, 03/01/45	7	6,400
4.00%, 06/01/45	18	17,353
4.00%, 06/01/46	78	75,771

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 07/01/46	$159	$152,751
4.00%, 10/01/46	8	8,160
4.00%, 02/01/47	5	4,872
4.00%, 08/01/47	3	3,270
4.00%, 09/01/47	37	35,414
4.00%, 10/01/47	53	51,314
4.00%, 01/01/48	44	41,842
4.00%, 09/01/48	202	193,000
4.00%, 10/01/48	19	18,377
4.00%, 11/01/48	24	23,011
4.00%, 12/01/48	12	11,910
4.00%, 01/01/49	505	483,746
4.00%, 02/01/49	6	5,506
4.00%, 03/01/49	27	25,266
4.00%, 04/01/49	44	41,881
4.00%, 05/01/49	26	24,719
4.00%, 06/01/49	57	54,554
4.00%, 07/01/49	131	125,988
4.00%, 12/01/49	20	19,094
4.00%, 02/01/50	4	4,286
4.00%, 04/01/50	202	193,150
4.00%, 05/01/50	22	20,662
4.00%, 03/01/51	209	199,736
4.00%, 04/01/52	74	69,943
4.00%, 05/01/52	99	93,775
4.00%, 07/01/52	978	923,615
4.00%, 08/01/52	124	116,626
4.00%, 10/01/52	489	464,409
4.00%, 06/15/53(l)	971	917,292
4.50%, 01/01/44	106	104,718
4.50%, 02/01/46	16	15,806
4.50%, 04/01/47	7	6,800
4.50%, 10/01/47	15	15,360
4.50%, 03/01/48	12	11,770
4.50%, 06/01/48	10	9,643
4.50%, 07/01/48	2	2,081
4.50%, 08/01/48	26	25,786
4.50%, 10/01/48	35	34,177
4.50%, 11/01/48	43	41,838
4.50%, 12/01/48	55	54,001
4.50%, 01/01/49	19	18,933
4.50%, 02/01/49	58	56,761
4.50%, 04/01/49	76	74,636
4.50%, 05/01/49	28	27,286
4.50%, 09/01/50	213	208,972
4.50%, 06/01/52	204	197,597
4.50%, 09/01/52	634	613,759
4.50%, 10/01/52	289	280,970
4.50%, 12/01/52	561	544,702
4.50%, 06/15/53(l)	549	531,747
5.00%, 03/01/48	5	4,684
5.00%, 04/01/48	15	14,964
5.00%, 05/01/48	10	10,098
5.00%, 07/01/48	12	12,483
5.00%, 01/01/49	9	8,985
5.00%, 04/01/49	15	15,406
5.00%, 08/01/52	48	47,792
5.00%, 09/01/52	145	144,203
5.00%, 10/01/52	97	95,898
5.00%, 11/01/52	170	167,974
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 12/01/52	$147	$145,809
5.00%, 01/01/53	97	95,277
5.00%, 06/15/53(l)	425	418,650
5.50%, 01/01/47	13	13,675
5.50%, 09/01/52	74	75,203
5.50%, 11/01/52	98	99,193
5.50%, 12/01/52	292	296,088
5.50%, 01/01/53	295	299,908
5.50%, 02/01/53	197	199,435
5.50%, 03/01/53	252	255,160
5.50%, 04/01/53	382	385,588
5.50%, 06/15/53(l)	945	944,409
6.00%, 02/01/49	29	31,004
		88,299,343
U.S. Government Obligations — 21.3%
U.S. Treasury Note/Bond
0.63%, 05/15/30	200	162,594
0.63%, 08/15/30	500	404,375
0.88%, 11/15/30	700	575,531
1.00%, 07/31/28	660	574,200
1.13%, 08/31/28	700	611,953
1.13%, 02/15/31	750	626,953
1.25%, 09/30/28	910	799,094
1.25%, 08/15/31	1,980	1,647,112
1.38%, 10/31/28	700	617,914
1.38%, 12/31/28	500	440,156
1.38%, 11/15/31	1,300	1,086,922
1.50%, 11/30/28	700	621,250
1.50%, 02/15/30	200	174,156
1.63%, 08/15/29	475	420,672
1.63%, 05/15/31	1,100	948,578
1.75%, 01/31/29	830	744,666
1.75%, 11/15/29	50	44,555
1.88%, 02/28/29	320	288,825
1.88%, 02/15/32	1,170	1,016,803
2.38%, 03/31/29	870	806,653
2.38%, 05/15/29	700	648,430
2.63%, 02/15/29	910	856,111
2.63%, 07/31/29	700	656,852
2.75%, 05/31/29	500	472,930
2.75%, 08/15/32	1,490	1,385,700
2.88%, 08/15/28	890	851,271
2.88%, 04/30/29	700	666,859
2.88%, 05/15/32	1,820	1,712,222
3.13%, 11/15/28	726	702,235
3.13%, 08/31/29	700	675,555
3.25%, 06/30/29	700	680,531
3.38%, 05/15/33	500	489,297
3.50%, 01/31/30	400	394,563
3.50%, 04/30/30	600	592,500
3.50%, 02/15/33	1,700	1,679,812
3.63%, 03/31/30	400	397,938
3.75%, 05/31/30	900	902,812
3.88%, 09/30/29	1,270	1,278,434
3.88%, 11/30/29	400	402,938
3.88%, 12/31/29	1,200	1,209,375
4.00%, 10/31/29	1,430	1,450,109
4.00%, 02/28/30	1,290	1,310,761
4.13%, 11/15/32	2,050	2,126,234
5.25%, 11/15/28	200	213,625

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
5.25%, 02/15/29	$350	$374,773
5.38%, 02/15/31	300	333,094
6.13%, 08/15/29	500	563,711
6.25%, 05/15/30	300	346,078
		35,987,712

Total U.S. Government & Agency Obligations — 73.6%
(Cost: $131,096,253)		124,287,055

Total Long-Term Investments — 100.4%
(Cost: $179,171,560)		169,681,591

Short-Term Securities

Money Market Funds — 12.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(m)(n)	19,541	19,544,554
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(m)(n)(o)	1,721	1,720,604

Total Short-Term Securities — 12.6%
(Cost: $21,258,488)		21,265,158

Total Investments Before TBA Sales Commitments — 113.0%
(Cost: $200,430,048)		190,946,749

TBA Sales Commitments(l)

Mortgage-Backed Securities — (1.7)%
Government National Mortgage Association, 4.00%, 06/20/53	$(250)	(237,578)
Uniform Mortgage-Backed Securities
2.50%, 06/13/53	(850)	(726,634)
3.00%, 06/13/53	(1,050)	(931,937)
3.50%, 06/13/53	(650)	(597,162)
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 06/13/53	(400)	$(399,750)

Total TBA Sales Commitments — (1.7)%
(Proceeds: $(2,900,680))		(2,893,061)

Total Investments, Net of TBA Sales Commitments — 111.3%
(Cost: $197,529,368)		188,053,688

Liabilities in Excess of Other Assets — (11.3)%		(19,131,061)

Net Assets — 100.0%		$168,922,627

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Perpetual security with no stated maturity date.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Zero-coupon bond.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	Represents or includes a TBA transaction.
(m)	Affiliate of the Fund.
(n)	Annualized 7-day yield as of period end.
(o)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,331,527	$—		$(8,778,978	)(a)	$2,283	$(10,278)	$19,544,554	19,541	$302,779		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,361,336	359,268	(a)	—		—	—	1,720,604	1,721	8,856	(b)	—
						$2,283	$(10,278)	$21,265,158		$311,635		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collaterized Mortgage Obligations	$—	$1,416,508	$—	$1,416,508
Corporate Bonds & Notes	—	38,717,951	—	38,717,951
Fixed Rate Loan Interests	—	2,829	—	2,829
Foreign Government Obligations	—	5,172,402	—	5,172,402
Municipal Debt Obligations	—	84,846	—	84,846
U.S. Government & Agency Obligations	—	124,287,055	—	124,287,055
Short-Term Securities
Money Market Funds	21,265,158	—	—	21,265,158
Liabilities
Investments
TBA Sales Commitments	—	(2,893,061)	—	(2,893,061)
	$21,265,158	$166,788,530	$—	$188,053,688

Portfolio Abbreviation

CMT	Constant Maturity Treasury	SCA	Svenska Celluosa Aktiebolaget
GO	General Obligation	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
PIK	Payment-in-kind
RB	Revenue Bond